                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-08006

                          SCUDDER MG INVESTMENTS TRUST
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       10/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Municipal Bond Fund

Scudder Short-Term Municipal Bond Fund

Annual Report to Shareholders

October 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary October 31, 2003

Scudder Municipal Bond Fund

Average Annual Total Returns*

Scudder Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Institutional Class	5.01%	6.30%	4.88%	5.58%
Lehman Brothers 5-Year G.O. Index+	5.20%	6.82%	5.44%	5.45%

Scudder Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Class**
Investment Class	4.97%	6.11%	4.67%	4.95%
Lehman Brothers 5-Year G.O. Index+	5.20%	6.82%	5.44%	5.63%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Net Asset Value and Distribution Information
	Institutional Class	Investment Class
Net Asset Value: 10/31/03	$ 11.22	$ 11.24
10/31/02	$ 11.20	$ 11.20
Distribution Information: Twelve Months: Income Dividends	$ .53	$ .51

Institutional Class Lipper Rankings* - Intermediate Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	14	of	138	11
3-Year	43	of	105	41
5-Year	29	of	96	30
10-Year	5	of	54	10

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $250,000 Investment*
[] Scudder Municipal Bond Fund - Institutional Class [] Lehman Brothers 5-Year G.O. Index+

Yearly periods ended October 31

Comparative Results*
Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $250,000	$262,525	$300,275	$317,200	$430,125
	Average annual total return	5.01%	6.30%	4.88%	5.58%
Lehman Brothers 5-Year G.O. Index+	Growth of $250,000	$263,000	$304,675	$325,775	$425,125
	Average annual total return	5.20%	6.82%	5.44%	5.45%

The growth of $250,000 is cumulative.

Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$10,497	$11,947	$12,562	$13,530
	Average annual total return	4.97%	6.11%	4.67%	4.95%
Lehman Brothers 5-Year G.O. Index+	Growth of $10,000	$10,520	$12,187	$13,031	$14,017
	Average annual total return	5.20%	6.82%	5.44%	5.63%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during the 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** Investment Class shares commenced operations on July 30, 1997. Index returns begin July 31, 1997.
+ The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Scudder Short-Term Municipal Bond Fund

Average Annual Total Returns* (Unadjusted for sales charge)

Scudder Short-Term Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Fund**
Institutional Class++	3.14%	4.60%	4.12%	5.01%
Class A (a)	2.87%	4.34%	3.86%	4.74%
Class B (a)	2.10%	3.56%	3.08%	3.96%
Class C (a)	2.00%	3.52%	3.06%	3.94%
Lehman Brothers 1-Year G.O. Index+	2.51%	4.10%	4.02%	4.42%

Scudder Short-Term Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Class***
Investment Class++	3.06%	4.33%	3.95%	4.16%
Lehman Brothers 1-Year G.O. Index+	2.51%	4.10%	4.02%	4.24%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class	Investment Class
Net Asset Value: 10/31/03	$ 10.36	$ 10.35	$ 10.35	$ 10.35	$ 10.34
2/28/03 (Commencement of operations for Class A, B and C)	$ 10.40	$ 10.40	$ 10.40	-	-
10/31/02 (Institutional and Investment Class)	-	-	-	$ 10.34	$ 10.33
Distribution Information: Twelve Months: Income Dividends	$ .18++	$ .12++	$ .12++	$ .31	$ .29

++ For the eight months ended October 31, 2003 (commencement of operations for Class A, B and C ).

Institutional Class Lipper Rankings* - Short Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	14	of	50	28
3-Year	9	of	42	19
5-Year	5	of	35	12

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $250,000 Investment*
[] Scudder Short-Term Municipal Bond Fund - Institutional Class++ [] Lehman Brothers 1-Year G.O. Index+

Yearly periods ended October 31

Comparative Results*
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Fund**
Institutional Class++	Growth of $250,000	$257,850	$286,150	$305,975	$381,575
	Average annual total return	3.14%	4.60%	4.12%	5.01%
Lehman Brothers 1-Year G.O. Index+	Growth of $250,000	$256,275	$282,050	$304,425	$362,475
	Average annual total return	2.51%	4.10%	4.02%	4.42%

The growth of $250,000 is cumulative.

Comparative Results*
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class***
Investment Class++	Growth of $10,000	$10,306	$11,357	$12,138	$12,721
	Average annual total return	3.06%	4.33%	3.95%	4.16%
Lehman Brothers 1-Year G.O. Index+	Growth of $10,000	$10,251	$11,282	$12,177	$12,742
	Average annual total return	2.51%	4.10%	4.02%	4.24%

Comparative Results* (Adjusted for sales charge)
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Fund**
Class A (b)	Growth of $10,000	$10,081	$11,131	$11,843	$14,635
	Average annual total return	.81%	3.64%	3.44%	4.50%
Class B (b)	Growth of $10,000	$9,910	$10,905	$11,540	$13,993
	Average annual total return	-.90%	2.93%	2.91%	3.96%
Class C (b)	Growth of $10,000	$10,200	$11,095	$11,629	$13,980
	Average annual total return	2.00%	3.52%	3.06%	3.94%
Lehman Brothers 1-Year G.O. Index+	Growth of $10,000	$10,251	$11,282	$12,177	$14,499
	Average annual total return	2.51%	4.10%	4.02%	4.42%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.
*** Investment Class shares commenced operations on December 3, 1997. Index returns begin November 30, 1997.
a Returns shown for Class A, B and Class C shares for the periods prior to their inception date on February 28, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.
b Returns shown for Class A, B and Class C shares for the periods prior to their inception date on February 28, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charge of 2%. The Class's growth of an assumed $10,000 investment is adjusted for the maximum sales charge which results in a net initial investment of $9,800. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. Any difference in expenses will affect performance.
+ The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ Institutional and Investment Class shares are not subject to sales charges.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Portfolio Management Review

Scudder Municipal Income Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the Scudder Municipal Bond Fund and the Scudder Short-Term Municipal Bond Fund. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1983 and the fund in 2003.

• Over 27 years of investment industry experience.

• MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield

CFA, Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1986 and the fund in 2003.

• Over 17 years of investment industry experience.

Shelly Deitert

Assistant Vice President of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1997 and the fund in 2003.

• Over 6 years of investment industry experience.

On October 17, 2003, Philip G. Condon and Ashton P. Goodfield assumed the positions of co-lead portfolio managers for Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund. Shelly Deitert assumed the role of portfolio manager.

The team has an average of 17 years of investment industry experience. Philip Condon serves as head of the firm's municipal bond department and has more than 27 years of investment industry experience. He joined the firm in 1983. Ashton Goodfield brings 17 years of investment industry experience to the team and joined the firm in 1986. Shelly Deitert offers six years of investment industry experience. She has been with the firm since 1997.

In the following interview, this management team discusses the two Scudder Municipal Bond Funds' strategy and the market environment during the fiscal year ended October 31, 2003.

Q: In light of the management change, will you describe the investment strategy?

A: In managing the funds, we look for securities that we believe offer the best value in keeping with the funds' goals of a high degree of income exempt from regular federal income tax consistent with the preservation of capital. In making buy and sell decisions, we typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market. Issuer research lies at the heart of each fund's investment process.

Q: What was the market environment for the fiscal year ended October 31, 2003?

A: For the period, municipal bonds delivered a total return of 5.11%, as measured by the Lehman Brothers Municipal Bond Index.1 The period was marked by a good deal of volatility in both Treasury and municipal bonds.

1 The Lehman Brothers Municipal Bond Index is a broad-based total-return index comprising more than 6,000 investment-grade, fixed-rate municipal bonds with maturities of at least 2 years.

In the fourth quarter of 2002, stocks and lower-quality bonds staged a rally on the heels of the Federal Reserve Board's decision to lower the federal funds rate by 50 basis points on November 6, 2002. At the same time, municipal bond prices lagged, as the interest rate cut shifted investor interest to stocks and lower-quality, higher-yielding bonds. In the first quarter of 2003, concerns about the US economy, corporate earnings, tensions in Iraq and then the escalation to the war with Iraq led investors to flock to the relative stability of both tax-free and taxable bonds versus stocks. These markets shifted back once again in the second quarter of 2003, as these concerns began to diminish, the economy started to show some signs of recovery and the US government declared an end to active combat in the Iraq war. In this environment, investors began to slowly reestablish their positions in stocks, and favored bonds less.

Issuance of new municipal bonds was heavy throughout the period, as states looked to make up for revenue shortfalls. Demand for municipal bonds also remained strong among retail and institutional buyers, as well as crossover buyers, such as insurance companies.

Q: How did interest rates and municipal bond yields react for the fiscal period?

A: The Federal Reserve Board (the "Fed") reduced the federal funds rate, a benchmark for the market's interest rate levels, twice during the period. The rate was first reduced by a half of a percentage point in November 2002. Then it was cut again by a quarter of a percentage point in June 2003 to 1%.

As a result, rates on both taxable and municipal bonds rested at historical lows for much of the period, and the municipal bond yield curve remained quite steep by historical standards. The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases, while a flattening of the curve indicates the reverse.

In June, however, it appeared that the Fed's viewpoint on the US economy had improved. The Fed's improved perspective surprised the market and meant that the Fed did not decrease the federal funds rate by as much as the market had been predicting. This rosier outlook caused investors to begin to favor stocks. As a result, investors pulled money out of bonds, driving the prices on bonds lower due to this lower demand. Since bond rates move in the opposite direction from prices, bond rates increased quickly in July and August, though they reverted back close to previous lows in the final two months of the period. Overall, as is historically the case, rates on municipal bonds did not increase as dramatically as those on Treasury bonds.

Municipal bond yield curve (as of 10/31/02 and 10/31/03)

Source: Deutsche Asset Management

Q: How did Scudder Municipal Bond Fund perform for the period?

A: Scudder Municipal Bond Fund Institutional Class outperformed its Lipper category average for the fiscal year ended October 31, 2003. The Institutional Class produced a total return of 5.01%, compared with 4.29% for the average fund in the Lipper Intermediate Municipal Debt Funds category and 5.20% for the Lehman Brothers 5-Year General Obligation (GO) Index.2

2 The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including more than 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million. The Lipper Intermediate Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Q: How did Scudder Short-Term Municipal Bond Fund perform for the period?

A: Scudder Short-Term Municipal Bond Fund Institutional Class outperformed its Lipper category average and its benchmark for the fiscal year ended October 31, 2003. The Institutional Class produced a total return of 3.14%, compared with 2.68% for the Lipper Short Municipal Debt Funds category and 2.51% for the Lehman Brothers 1-Year General Obligation Index.3

3 The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds that have a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of 1 to 2 years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990. The Lipper Short Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of less than 3 years.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Q: How did the funds' positioning under the previous management team contribute to the funds' performance during the period?

A: Both funds' concentration on bonds with shorter maturities aided results in the period. Throughout much of the period, the municipal bond yield curve remained steep with shorter-term bonds, such as two- and five-year municipal bonds, outperforming issues with longer maturities.

The funds also remained focused on high-quality issues, including bonds that are government backed, escrowed to maturity or backed by bank letters of credit. This concentration in high-quality bonds aided results for both the Scudder Municipal Bond Fund and the Scudder Short-Term Municipal Bond Fund, as did a stake in multifamily housing bonds. Avoidance of bonds backed by expected tobacco-settlement payments also helped overall performance. In the first quarter of 2003, management added bonds issued by the state of California, which they believed offered exceptional value. These strategies helped the funds succeed in the slower economic environment which we experienced over the past year. However, as the economy continues to improve, we believe a keener focus on preservation of principal and a more defensive portfolio should be beneficial in such an environment.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of October 31, 2003

Scudder Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 98.5%
Alabama 1.6%
Alabama Housing Finance Authority, Multi-Family Mortgage, The Club Apartments, RB, Series I, AMT, 5.65%, 6/1/2008	1,875,000	1,929,394
Birmingham, Alabama, Industrial Development Board, Industrial Revenue Development, American Metal Products, Series A, RB, AMT, LOC:
4.5%, 4/1/2004	15,000	15,134
5.0%, 4/1/2009	95,000	100,292
5.5%, 4/1/2014	120,000	121,957
5.75%, 4/1/2019	225,000	227,907
Birmingham, Alabama, Medical Clinic Board, Baptist Medical Centers, RB, ETM, 8.25%, 7/1/2005	120,000	125,416
Birmingham, Alabama, Special Care Facilities Financing Authority, Methodist Home For Aging, RB, LOC, 5.0%, 3/1/2014	3,560,000	3,781,112
Lauderdale & Florence Counties, Alabama, Public Hospital, RB, ETM, 7.0%, 7/1/2007	160,000	177,368
West Jefferson, Alabama, Amusement & Public Park Authority, Visionland Alabama Project, RB, Prerefunded @ 102, 7.5%, 12/1/2008 (d)	610,000	662,680
		7,141,260
Alaska 0.2%
Alaska State Housing Finance Corp., RB, MBIA, 6.0%, 12/1/2015	495,000	496,416
Anchorage, Alaska, GO, Series B, FGIC, 5.875%, 12/1/2014	365,000	417,724
		914,140
American Samoa 0.1%
Territory of American Samoa, GO, ACA, 5.75%, 9/1/2005	495,000	528,541
Arizona 1.5%
Arizona Health Facilities, Authority Hospital System Revenue Refunding, RB, ETM, MBIA, 6.25%, 9/1/2011	215,000	228,100
Maricopa County, Arizona, Industrial Development Authority, Pines at Camelback Apartments Project, RB, Series A, RADIAN:
4.9%, 5/1/2006	145,000	145,044
5.0%, 5/1/2007	125,000	125,048
5.3%, 5/1/2013	310,000	310,186
Maricopa County, Arizona, Samaritan Health Service, RB, ETM, 6.75%, 1/1/2004	40,000	40,383
Maricopa County, Arizona, Samaritan Health Service, RB, Series B, ETM, 6.0%, 12/1/2019	3,590,000	4,144,906
Pinal County, Arizona, Community College, RB, AMBAC, 4.75%, 7/1/2009	280,000	306,373
Yuma, Arizona, Industrial Development Authority, Multi-Family Mortgage, Regency Apartments, RB, Series A, GNMA, 5.4%, 12/20/2017	1,425,000	1,439,022
		6,739,062
Arkansas 0.3%
Chicot County, Arkansas, Sales & Use Tax Revenue, RB, AMBAC, 4.2%, 7/1/2023	250,000	235,343
Drew County, Arkansas, Public Facilities Board, Single Family Mortgage, RB, Series A-2, FNMA, 7.9%, 8/1/2011	68,449	70,671
Fayetteville, Arkansas, Public Facilities Board, Single Family Mortgage, RB, 7.25%, 4/1/2011	110,000	111,785
Jefferson County, Arkansas, Health Care Facility,1978 Conventional Series, RB, ETM, FSA, 7.4%, 12/1/2010	125,000	148,434
North Little Rock, Arkansas, Residential Housing Facilities, Capital Appreciation, RB, 0.0%, 12/1/2010 (b)	561,000	350,367
Rogers County, Arkansas, Sales & Use Tax Redevelopment, RB, 5.35%, 11/1/2011	485,000	495,083
Stuttgart, Arkansas, Public Facilities Board, Single Family Mortgage, RB, Series B, 7.75%, 9/1/2011	63,520	64,503
		1,476,186
California 7.4%
Abag, California, Finance Authority for Nonprofit Corporations, American Baptist Homes, COP, Series A, 5.5%, 10/1/2007	230,000	236,578
Abag, California, Finance Authority for Nonprofit Corporations, RB, Series B, Mandatory Put @ 100, 6.25%, 8/15/2008 (c)	2,000,000	2,120,740
California Statewide Community Housing Development, Cudahy Gardens Project, RB, Series I, AMT, LOC, 5.1%, 10/1/2012	730,000	738,183
California, State GO:
4.5%, 12/1/2010	100,000	105,299
5.0%, 6/1/2009	100,000	108,447
5.0%, 2/1/2012	625,000	650,900
5.0%, 2/1/2013	550,000	578,342
5.25%, 2/1/2007	275,000	298,213
5.25%, 11/1/2009	500,000	551,020
5.5%, 10/1/2005	100,000	106,880
5.75%, 10/1/2009	150,000	169,146
6.0%, 4/1/2018	1,700,000	1,914,217
6.3%, 9/1/2011	250,000	290,203
6.5%, 2/1/2008	150,000	171,135
6.75%, 3/1/2007	500,000	566,795
6.75%, 8/1/2011	200,000	237,926
7.0%, 3/1/2005	100,000	106,923
7.0%, 8/1/2009	2,100,000	2,498,811
7.2%, 5/1/2008	50,000	58,788
California, State GO For Previous Veterans, Series BU, 4.5%, 12/1/2009	1,000,000	1,033,200
California, Statewide Community Housing Development Authority, Multi-Family Revenue, Cudahy Gardens Apartments Project, RB, Series I, Mandatory Put @ 100, AMT, LOC, 5.6%, 4/1/2016 (c)	925,000	937,756
California, Statewide Community Housing Development Authority, Multi-Family Revenue, Pioneer Gardens Apartments Project, RB, Series E, Mandatory Put @ 100, AMT, FNMA, 5.5%, 6/1/2016 (c)	875,000	937,545
California, Statewide Community Housing Development Authority, Multi-Family Revenue, Riverside Gardens Project, RB, Series J, AMT, LOC, 5.1%, 10/1/2012	640,000	647,174
California, Statewide Community Housing Development Authority, Multi-Family Revenue, Sunnyside Vermont, Series A, LOC, GNMA, 7.0%, 4/20/2036	5,780,000	6,528,915
Contra Costa County, California, Multi-Family Housing, Bollinger Crest Apartments, RB, Series C, AMT, FNMA, 4.85%, 5/1/2011	325,000	339,362
Delta County, California, California Home Mortgage Finance, Pacific Mortgage Backed Securities, RB, Series A, AMT, MBIA/GNMA, 6.7%, 6/1/2024	215,000	231,127
Emeryville, California, Redevelopment Agency, Residential Mortgage, RB, ETM, 7.5%, 9/1/2011	130,000	153,509
Fresno, California, Multi-Family Housing Authority, Central Valley Coalition Projects, RB, AMT, FNMA:
Series A, 5.15%, 8/1/2007	155,000	155,459
Series B, 6.65%, 5/20/2008	75,000	79,220
Fresno, California, Multi-Family Housing Authority, Woodlands Apartments Projects, RB, Series A, GNMA, 6.65%, 5/20/2008	315,000	328,630
Kern County, California, Multi-Family Housing Authority, Pioneer Pines, RB, Series A, GNMA, 6.15%, 10/20/2043	3,000,000	3,301,200
Los Angeles, California, Community Redevelopment Agency, Angelus Plaza Project, RB, Series A, FNMA, 7.4%, 6/15/2010	2,115,000	2,259,518
Los Angeles, California, Community Redevelopment Authority, Monterey Hills Project, RB, Series B, 8.65%, 12/1/2022	15,000	15,142
Los Angeles, California, Multi-Family Housing, Earthquake Rehabilitation, RB, Series A, AMT, FNMA, 5.7%, 12/1/2027	880,000	951,711
Los Angeles, California, Multi-Family Housing, Earthquake Rehabilitation, RB, Series B, Mandatory Put @ 100, AMT, FNMA, 5.85%, 12/1/2007 (c)	2,935,000	3,141,771
Turlock, California, Public Financing Authority Revenue, RB, 5.25%, 9/1/2015	35,000	35,718
		32,585,503
Colorado 2.4%
Arvada, Colorado, Industrial Development Authority, Wanco Inc. Project, RB, AMT, LOC:
5.6%, 12/1/2012	245,000	248,067
5.8%, 12/1/2017	355,000	358,518
Aurora, Colorado, Centretech Metropolitan District, GO, Series C, Mandatory Put @ 100, LOC, 4.875%, 12/1/2008 (c)	1,280,000	1,366,042
Aurora, Colorado, Single Family Mortgage Revenue, RB, Series A, 7.3%, 5/1/2010	60,000	60,229
Boulder County, Colorado, Community Hospital Project, RB, ETM, 7.0%, 7/1/2009	155,000	177,315
Colorado Health Facilities Revenue Authority, Weld County General Hospital Project, RB, ETM, 9.375%, 7/1/2009	140,000	170,806
Colorado Housing Finance Authority, Multi-Family Insured Mortgage, RB, AMT, Series C-3, 4.45%, 10/1/2011	500,000	516,770
Colorado Housing Finance Authority, Multi-Family Insured Mortgage, RB, Series C-3, FHA, 5.7%, 10/1/2021	1,320,000	1,320,845
Colorado Housing Finance Authority, Single Family Program, RB, AMT, 5.75%, 11/1/2004	5,000	5,002
Colorado Housing Finance Authority, Single Family Program, RB, Series A, 4.75%, 11/1/2005	20,000	21,188
Colorado Housing Finance Authority, Single Family Program, RB, Series A-3, 6.5%, 5/1/2016	265,000	272,979
Colorado Housing Finance Authority, Single Family Program, RB, Series B-2, AMT, 6.4%, 11/1/2024	290,000	298,868
Colorado Housing Finance Authority, Single Family Program, RB, Series B-3, 6.55%, 5/1/2025	350,000	357,053
Colorado Housing Finance Authority, Single Family Program, RB, Series D-1, AMT, 5.0%, 5/1/2005	15,000	15,007
Denver City & County, Colorado, Single Family Mortgage Revenue Home, Metro Mayors Caucus, RB, GNMA/FNMA/FHLMC, 5.0%, 11/1/2015	35,000	36,437
Denver, Colorado, Multi-Family Housing Revenue, RB, GNMA, 5.25%, 12/20/2022	500,000	509,000
Denver, Colorado, Multi-Family Mortgage, Buerger Brothers Project, RB, Series A, AMT, FHA, 5.1%, 11/1/2007	125,000	132,273
Denver, Colorado, Multi-Family Mortgage, Garden Court Community, RB, FHA, 4.7%, 7/1/2008	230,000	243,427
Interlocken Metropolitan District, Colorado, Series A, RADIAN, 5.75%, 12/15/2019	2,200,000	2,353,824
Westminster, Colorado, Multi-Family Housing, Semper Village Apartments, RB, Mandatory Put @ 100, AXA, 5.95%, 9/1/2006 (c)	1,670,000	1,704,936
Westminster, Colorado, Multi-Family Revenue Refunding, Housing, Oasis Wexford Apartments, RB, Mandatory Put @ 100, FNMA, 5.35%, 12/1/2005 (c)	275,000	287,356
		10,455,942
Connecticut 0.4%
Waterbury, Connecticut, Housing Mortgage Authority, RB, Series A, AMBAC/FHA, 4.85%, 7/1/2009	745,000	745,931
Waterbury, Connecticut, Housing Mortgage Authority, RB, Series C, AMBAC/FHA, 4.85%, 7/1/2009	825,000	826,031
		1,571,962
Delaware 0.3%
Delaware Economic Development Authority, Peninsula United, RB, Series A, 6.0%, 5/1/2009	35,000	36,247
Delaware Economic Development Authority, Wilmington Friends School Project:
6.3%, 7/1/2004	65,000	66,034
6.3%, 7/1/2005	70,000	71,518
6.3%, 7/1/2006	75,000	76,601
6.3%, 7/1/2007	80,000	81,677
6.3%, 7/1/2008	85,000	86,306
6.3%, 7/1/2009	90,000	91,169
6.3%, 7/1/2010	95,000	95,752
6.3%, 7/1/2011	100,000	100,714
6.3%, 7/1/2012	110,000	110,353
6.3%, 7/1/2013	115,000	115,141
Wilmington, Delaware, Park Authority, RB, Series B, ETM, 7.15%, 8/1/2006	145,000	145,679
		1,077,191
District of Columbia 0.1%
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, RB, AMT, FHA, 5.0%, 2/1/2008	415,000	437,696
Florida 4.3%
Broward County, Florida, Water & Sewer Utility Revenue, RB, Prerefunded @ 100, 6.875%, 9/1/2008 (d)	190,000	211,044
Dade County, Florida, Aviation Revenue, RB, Series E, AMBAC, 5.4%, 10/1/2007	50,000	54,592
Dade County, Florida, Government Leasing Corp., COP, Series C, 9.0%, 4/1/2020	250,000	258,120
Dade County, Florida, Housing Finance Authority, Multi-Family Mortgage, Midway Point Phase I, RB, Series A, Mandatory Put @ 100, AMT, FNMA, 5.9%, 6/1/2006 (c)	790,000	814,838
Dade County, Florida, Housing Finance Authority, Single Family Mortgage Revenue, RB, Series B-1, AMT, FNMA/ GNMA, 6.1%, 4/1/2027	1,806,636	1,937,328
Daytona Beach, Florida, Water & Sewer Revenue, RB, Series 1978, ETM, 6.75%, 11/15/2007	310,000	357,477
FHA Insured Trust, Florida, Series 1996-1, Class A-2, Private Placement:
6.75%, 2/1/2013	606,877	619,015
7.0%, 7/1/2022	1,383,380	1,411,048
Gainesville, Florida, Utility Systems Revenue, RB, ETM, 6.3%, 10/1/2006	130,000	135,165
Hillsborough County, Florida, Series B, RB, AMBAC, 5.125%, 10/1/2017	1,250,000	1,305,063
Lee County, Florida, Industrial Development Authority, Legacy at Lehigh Project, RB, Series A, 6.0%, 12/1/2043	5,785,000	6,191,685
Miami Beach, Florida, Housing Authority, Section 8, RB, HUD, 6.625%, 1/15/2009	900,000	898,515
Miami, Florida, Fernando Apartments, 5.9%, 6/1/2025	860,000	902,570
Orange County, Florida, Health Facilities Authority Revenue, Advanced Health Systems, RB, ETM, 8.75%, 10/1/2009	765,000	923,210
Orange County, Florida, Housing Finance Authority, Multi-Family Revenue, Loma Vista Project, RB, Series G, 5.45%, 9/1/2024	2,920,000	2,756,683
St. John's County, Florida, Industrial Development Authority, Industrial Development Revenue, Series A, RB, MBIA, 5.5%, 3/1/2017	185,000	207,738
		18,984,091
Georgia 1.4%
Athens, Georgia, Water & Sewer Revenue, RB, ETM, 6.2%, 7/1/2008	425,000	491,946
Augusta, Georgia, Housing Rehabilitation, Multi-Family Housing, Bon Air, RB, Series C, HUD, 7.0%, 9/1/2005	340,000	342,910
Carrollton, Georgia, Housing Authority Mortgage Revenue, Carrollton Village Apts., RB, GNMA, 6.4%, 3/20/2043	1,940,000	2,133,476
Clayton County, Georgia, Multi-Family Housing Authority, Pointe South Apartments Projects, RB, AMT, FNMA, 5.75%, 1/1/2013	100,000	104,657
Fulton County, Georgia, Housing Authority, Single Family Mortgage, RB, Series A, AMT, GNMA, 6.2%, 3/1/2013	90,000	90,047
Gwinnett County, Georgia, Multi-Family Housing Authority, Singleton-Oxford Association, Series A, RB, Mandatory Put @ 100, FNMA, 5.5%, 4/1/2006 (c)	940,000	970,550
Savannah, Georgia, Economic Development Authority Revenue, College of Art & Design, RB:
6.2%, 10/1/2009	1,070,000	1,178,915
6.5%, 10/1/2013	800,000	864,576
		6,177,077
Hawaii 1.3%
Hawaii Housing & Community Development, Multi-Family Revenue, Sunset Villas, RB, GNMA:
5.7%, 7/20/2031	1,090,000	1,136,565
5.75%, 1/20/2036	2,395,000	2,501,386
Hawaii Housing Finance & Development Corp., Single Family Mortgage, Series A, RB, AMT, FNMA, 5.2%, 7/1/2012	1,915,000	2,002,650
Honolulu, Hawaii, Housing Authority, Multi-Family Mortgage, Waipahu Towers Project, RB, Series A, AMT, GNMA, 6.9%, 6/20/2005	85,000	88,216
		5,728,817
Idaho 1.6%
Bingham County, Idaho, Industrial Development Co., Supreme Potatoes Inc. Project, RB, AMT, LOC:
5.15%, 11/1/2005	265,000	273,204
5.2%, 11/1/2006	290,000	297,876
5.3%, 11/1/2007	305,000	312,466
5.4%, 11/1/2008	325,000	331,841
5.5%, 11/1/2009	355,000	361,447
5.6%, 11/1/2010	80,000	81,230
5.7%, 11/1/2011	85,000	86,161
5.8%, 11/1/2012	90,000	91,136
Idaho Housing & Finance Association, RB, Series A, Class III, AMT, 5.55%, 7/1/2020	2,385,000	2,505,228
Idaho Housing & Finance Association, RB, Series E-2, 5.9%, 1/1/2015	645,000	695,897
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series B, AMT, 5.65%, 7/1/2009	170,000	177,701
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series C-2, AMT, 5.25%, 7/1/2011	155,000	161,924
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series D, Class III, AMT, 5.45%, 7/1/2023	1,000,000	1,009,350
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series F-2, AMT, 5.1%, 7/1/2012	360,000	374,944
Idaho Housing Agency, Single Family Mortgage, RB, Series F, AMT, 5.8%, 7/1/2007	250,000	251,345
		7,011,750
Illinois 7.4%
Alton, Illinois, Hospital Facility, Alton Memorial Hospital Project, RB, ETM, 7.0%, 7/1/2005	150,000	159,560
Bedford Park, Illinois, Water Revenue, RB, Series B, AMT, ACA, 6.0%, 12/15/2008	1,325,000	1,470,975
Belleville, St. Clair County, Illinois, Single Family Mortgage Revenue, RB, ETM, 7.25%, 11/1/2009	70,000	81,279
Chicago, Illinois, Multi-Family Mortgage, Bryne Mawr/ Belle Project, RB, AMT, GNMA:
5.25%, 6/1/2008	135,000	140,620
5.35%, 6/1/2009	135,000	140,740
5.45%, 6/1/2010	145,000	153,097
5.5%, 6/1/2011	140,000	147,052
5.55%, 6/1/2012	145,000	151,015
Davis Junction, Illinois, Solid Waste Improvements, GO, Series B, LOC:
5.5%, 4/15/2010	735,000	799,173
5.875%, 4/15/2016	60,000	64,582
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, 7.0%, 1/1/2007	230,000	250,449
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, MBIA, 7.0%, 1/1/2007	110,000	119,780
Du Page County, Illinois, Special Services Area No. 11, 6.75%, 1/1/2014	935,000	1,047,060
Du Page County, Illinois, Special Services Area No. 26, Bruce Lake Subdivision, GO:
5.0%, 1/1/2013	65,000	65,778
5.15%, 1/1/2014	65,000	65,930
5.25%, 1/1/2004	10,000	10,055
5.25%, 1/1/2005	40,000	41,406
5.25%, 1/1/2006	40,000	47,515
5.25%, 1/1/2007	45,000	47,993
5.25%, 1/1/2008	50,000	53,463
5.25%, 1/1/2009	50,000	53,249
5.25%, 1/1/2010	55,000	58,198
5.25%, 1/1/2016	150,000	151,079
5.375%, 1/1/2010	60,000	63,238
5.5%, 1/1/2012	35,000	36,757
5.5%, 1/1/2019	255,000	256,813
5.75%, 1/1/2022	300,000	299,637
Fairfield, Illinois, Economic Development Authority, Wayne County Center Project, RB, 6.0%, 12/15/2005	225,000	236,428
Granite City, Illinois, Hospital Facilities Revenue, RB, ETM, 7.0%, 1/1/2008	145,000	160,772
Grayslake, Illinois, Multi-Family Housing, Country Squire Apartments Project, RB, Series A, FHA, 6.0%, 6/1/2005	280,000	282,881
Greater Peoria, Illinois, Airport Authority, GO, AMT, 6.5%, 12/1/2005	95,000	99,900
Illinois Development Finance Authority, Catholic Health, RB, Series A, Connie Lee Insured, 5.15%, 2/15/2006	765,000	811,979
Illinois Development Finance Authority, Community Rehabilitation Providers, RB, Series A:
5.375%, 7/1/2009	640,000	640,416
5.6%, 7/1/2019	1,915,000	1,785,256
Illinois Development Finance Authority, Debt Restructure East Saint Louis, GO, 6.875%, 11/15/2005	280,000	295,190
Illinois Development Finance Authority, Fund For Child Project, RB, Series A, 7.4%, 9/1/2004	320,000	323,821
Illinois Development Finance Authority, Section 8, RB, Series A, FHA/MBIA, 5.2%, 7/1/2008	55,000	58,499
Illinois Educational Facilities, Authority Revenue Refunding, Augustana College, RB:
4.6%, 10/1/2008	135,000	147,085
5.0%,10/1/2013	280,000	311,780
Illinois Health Facilities Authority, Covenant Retirement Communities, RB, RADIAN, 4.6%, 12/1/2012	450,000	465,975
Illinois Health Facilities Authority, Lutheran Social Services, RB, 6.125%, 8/15/2010	635,000	620,833
Illinois Health Facilities Authority, Michael Reese Hospital & Medical Center, RB, ETM, 6.75%, 12/1/2008	265,000	299,241
Illinois Health Facilities Authority, Midwest Group LTD, RB, ACA, 5.375%, 11/15/2008	445,000	491,560
Illinois Health Facilities Revenue Authority, Community Hospital Ottawa Project, RB, 6.75%, 8/15/2014	420,000	432,793
Illinois Housing Development Authority, Multi-Family Program, RB, Series 3, HUD, 6.05%, 9/1/2010	265,000	270,626
Illinois Upper River Valley Development Authority, Waste Recovery Illinois Project, RB, AMT, 5.9%, 2/1/2014	1,875,000	1,723,106
Oak Lawn, Illinois, GO, FGIC, 5.25%, 12/1/2004	30,000	30,676
Palatine, Illinois, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, AMBAC, 5.25%, 12/1/2004	9,030,000	9,536,132
Rockford, Illinois, Faust Landmark Apartments, RB, Series A, AMT, MBIA, 5.625%, 1/1/2007	155,000	161,017
Rockford-Concord Commons, Illinois, Housing Facility, Concord Commons Project, RB, Series A, FHA:
5.55%, 11/1/2006	170,000	178,114
6.15%, 11/1/2022	1,385,000	1,433,170
Round Lake, Illinois, Special Tax Revenue, 6.7%, 3/1/2033	1,600,000	1,651,104
Silvas, Illinois, Mortgage Revenue, RB, FHA:
4.9%, 8/1/2011	1,180,000	1,262,565
5.2%, 8/1/2017	1,285,000	1,338,430
Woodridge, Illinois, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, RB, GNMA, 5.65%, 12/20/2032	1,510,000	1,548,883
		32,574,725
Indiana 1.6%
Gary, Indiana, Mortgage Redevelopment, Willow On Clark Apartments, RB, Series A, AMT, GNMA:
4.75%, 8/20/2008	220,000	232,201
5.15%, 8/20/2013	280,000	292,180
5.25%, 8/20/2018	240,000	247,452
Indiana Health Facilities Finance Authority, Kings Daughters Hospital, RB, RADIAN:
5.1%, 2/15/2006	290,000	310,109
5.1%, 8/15/2006	300,000	324,126
5.25%, 8/15/2009	305,000	335,052
5.35%, 2/15/2017	330,000	360,132
Indiana Health Facility Authority Revenue, Memorial Hospital, RB, RADIAN, 5.125%, 2/15/2017	1,250,000	1,291,600
Indiana Health Facility, Floyd Memorial Hospital, RB:
4.8%, 2/15/2007	265,000	282,090
4.85%, 2/15/2006	505,000	533,421
4.85%, 2/15/2008	255,000	271,978
4.95%, 2/15/2009	245,000	261,956
Indiana Toll Finance Authority, Toll Road Revenue, RB, 5.0%, 7/1/2014	2,000,000	2,001,140
Lawrence, Indiana, Multi-Family Housing, Revenue Refunding, Pinnacle Apartments, RB, AMT, FNMA, 5.05%, 1/1/2008	215,000	226,238
Vigo County, Indiana, Hospital Authority, RB, ETM, 6.875%, 4/1/2004	20,000	20,486
		6,990,161
Kansas 0.4%
Kansas Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project, RB, AMT, LOC, 5.3%, 10/1/2007	140,000	144,939
Kansas Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project, RB, Mandatory Put @ 100, AMT, LOC, 5.6%, 10/1/2007 (c)	780,000	810,475
Labette & Cowley County, Kansas, Single Family Mortgage, RB, Series A-2, GNMA, 7.65%, 12/1/2011	15,000	15,088
McPherson, Kansas, Electric Utility Revenue, RB, Prerefunded @ 100, ETM, 5.9%, 3/1/2007 (d)	800,000	891,792
Merriam, Kansas, Hospital Revenue, Shawnee Mission Medical Center, RB, ETM, 6.9%, 6/1/2005	70,000	73,950
		1,936,244
Kentucky 1.4%
Kentucky Turnpike Authority, RB, ETM:
6.125%, 7/1/2007	377,000	410,779
6.625%, 7/1/2008	180,000	202,012
Louisville, Kentucky, Healthcare Facilities Revenue, RB, GNMA, 6.65%, 12/20/2030	5,125,000	5,621,920
Owensboro, Kentucky, Electric Light & Power, RB, ETM, 10.5%, 1/1/2004	20,000	20,312
		6,255,023
Louisiana 2.7%
Iberia, Louisiana, Single Family Mortgage, RB, 7.375%, 1/1/2011	105,000	106,733
Lafourche Parish, Louisiana, Housing Authority, Multi-Family Mortgage Revenue, City Place II Project, RB, GNMA, 6.7%, 1/20/2040	2,655,000	2,856,992
Louisiana Housing Finance Agency, Malta Square Project, RB, AMT, GNMA:
6.45%, 9/1/2027	470,000	498,233
6.5%, 9/1/2038	1,220,000	1,290,235
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, RB, ETM, 7.875%, 7/1/2009	320,000	373,181
New Orleans, Louisiana, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,730,000	4,391,851
Tensas Parish County, Louisiana, GO, 7.0%, 9/1/2018	1,825,000	2,110,941
		11,628,166
Maine 0.0%,
Bucksport, Maine, Solid Waste Disposal Revenue, Champ International Corp. Project, RB, 6.25%, 5/1/2010	100,000	101,209
Maine Finance Revenue Authority, Electronic Rate Stabilization, RB, AMT, FSA, 5.2%, 7/1/2018	50,000	51,889
		153,098
Maryland 0.5%
Baltimore County, Maryland, Mortgage Revenue, Three Garden Village Project, RB, Series A, FHLMC, 4.8%, 1/1/2013	450,000	465,858
Baltimore, Maryland, City Housing Corporate Revenue, RB, HUD, 7.75%, 10/1/2009	255,000	255,660
Frederick County, Maryland, Economic Redevelopment Authority, Northhampton, RB, Series A, FHA, 5.9%, 2/1/2005	25,000	25,357
Prince Georges County, Maryland, Housing Authority, Single Family Mortgage Revenue, RB, FNMA/GNMA/FHLMC, 7.0%, 8/1/2033	1,400,000	1,580,992
		2,327,867
Massachusetts 4.6%
Boston, Massachusetts, Deutsches Altenheim, RB, Series A, FHA, 5.95%, 10/1/2018	515,000	563,678
Boston, Massachusetts, Industrial Development Finance Authority, North End Community, RB, Series A, FHA, 6.45%, 8/1/2037	1,370,000	1,629,862
Massachusetts Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliate, RB, RADIAN, 4.85%, 9/1/2013	310,000	321,250
Massachusetts Development Finance Agency, Multi-Family Revenue, Bay Village Apartments, RB, AMT, GNMA/FHA, 4.5%, 12/20/2018	2,000,000	1,997,720
Massachusetts Development Finance Agency, Worcester Redevelopment Authority, RB, RADIAN, 6.0%, 6/1/2024	1,050,000	1,135,859
Massachusetts Educational Loan Authority, RB, Series A, AMT, MBIA, 7.25%, 1/1/2009	160,000	161,512
Massachusetts Health & Education Authority, Beth Israel Hospital, RB, ETM, 5.75%, 7/1/2006	25,000	26,614
Massachusetts Housing Finance Agency, Housing Revenue, RB, Series D, AMT, AMBAC, 5.5%, 7/1/2013	1,305,000	1,379,020
Massachusetts Housing Finance Agency, RB, Series A, AMT, MBIA, 6.125%, 12/1/2011	175,000	180,660
Massachusetts Industrial Finance Agency Revenue, Assisted Living Facilities, Arbors at Taunton, RB, AMT, FHA, 7.125%, 2/1/2036	2,200,000	2,415,028
Massachusetts Industrial Finance Agency, Assisted Living Facilities, Arbors at Taunton, RB, AMT, GNMA, 5.3%, 6/20/2019	370,000	379,664
Massachusetts Industrial Finance Agency, Draper Place Project, RB, AMT, GNMA:
5.4%, 8/20/2012	250,000	272,658
6.45%, 8/20/2039	4,490,000	4,912,822
Massachusetts Industrial Finance Agency, Higher Education, Hampshire College Project, RB, 5.8%, 10/1/2017	1,655,000	1,699,006
Somerville, Massachusetts, Multi-Family Housing Revenue, RB, GNMA, 4.6%, 11/20/2015	2,935,000	3,034,466
		20,109,819
Michigan 1.1%
Battle Creek, Michigan, Economic Development Authority, Kellogg Company Project, RB, 5.125%, 2/1/2009	240,000	247,795
Detroit, Michigan, Water Supply, RB, ETM, 8.875%, 1/1/2005	225,000	236,169
Grand Rapids Charter Township, Michigan, Porter Hills Obligated Group, RB, 5.2%, 7/1/2014	890,000	920,304
Kalamazoo, Michigan, Economic Development Corp., Revenue Refunding, RB, 5.75%, 5/15/2005	100,000	101,406
Michigan Higher Education Facility Authority Revenue, Thomas M. Cooley Law School, RB, LOC, 5.35%, 5/1/2015	1,200,000	1,251,455
Michigan Housing Development Authority, RB, Series D, AMT, AMBAC:
5.05%, 12/1/2007	95,000	102,211
5.15%, 12/1/2008	95,000	102,570
5.25%, 12/1/2009	95,000	101,328
5.35%, 12/1/2010	95,000	100,421
Michigan Strategic Fund Obligation, Ford Motor Credit, RB, Series A, ETM, 7.1%, 2/1/2006	650,000	699,062
Michigan Strategic Fund Obligation, The Oxford Institute, RB, Series A, ETM, 7.875%, 8/15/2005	115,000	124,476
Petoskey, Michigan, Hospital Finance Authority, RB, ETM, 6.7%, 3/1/2007	375,000	407,899
Saginaw, Michigan, Hospital Finance Authority, Saint Luke Hospital, RB, ETM, 7.5%, 11/1/2010	200,000	235,724
		4,630,820
Minnesota 1.2%
Dakota County, Minnesota, Housing & Redevelopment Authority, RB, AMT, FNMA/GNMA, 5.75%, 10/1/2004	20,000	20,258
Eden Prairie, Minnesota, Multi-Family Housing Revenue, Rolling Hills Project, RB, GNMA, 6.2%, 2/20/2043	2,430,000	2,641,920
Minnesota, White Earth Band of Chippewa, RB, ACA, 7.0%, 12/1/2011	2,000,000	2,277,980
Rochester, Minnesota, Saint Mary's Hospital, RB, ETM, 5.75%, 10/1/2007	255,000	277,445
		5,217,603
Mississippi 1.3%
Corinth & Alcorn Counties, Mississippi, Magnolia Regional Health Center, RB, Series B, 5.125%, 10/1/2010	590,000	615,140
Jackson, Mississippi, Housing Authority, Multi-Family Revenue, The Woodlands, RB, Series A, AMT, FSA, 5.3%, 4/1/2019	490,000	500,417
Lee County, Mississippi, Hospital Systems Revenue, North Mississippi Medical Center Project, RB, ETM, 6.8%, 10/1/2007	260,000	288,816
Lincoln County, Mississippi, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, RB, RADIAN, 5.5%, 4/1/2018	1,345,000	1,410,017
Mississippi Business Financial Corp., Mississippi Retirement Facilities Revenue Refunding, Wesley Manor, RB, Series A, GNMA, 5.45%, 5/20/2034	2,695,000	2,763,399
Mississippi Home Corp., Single Family Mortgage, Access Program, RB, Series A, AMT, GNMA, 5.0%, 6/1/2004	25,000	25,458
		5,603,247
Missouri 0.9%
Boone County, Missouri, Industrial Development Authority, Otscon Inc. Project, RB, Mandatory Put @ 100, AMT, LOC, 5.125%, 5/1/2005 (c)	1,520,000	1,540,231
Bridgeton, Missouri, Industrial Development Authority, Mizpah Assisted Living, RB, Series A, GNMA, 5.25%, 12/20/2019	170,000	176,615
Missouri Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, RB, Series A, LOC, 4.75%, 9/1/2007	170,000	184,841
Missouri Housing Development Community, Single Family Mortgage, RB, AMT, GNMA, 6.625%, 12/1/2017	100,000	100,409
Missouri Rehabilitation Center Project, COP, Series A, 6.0%, 11/1/2015	100,000	108,214
Pacific & Franklin Counties, Missouri, Industrial Development Authority, Clayton Corp. Project, RB, AMT, LOC: 6.2%, 5/1/2012	720,000	750,499
6.45%, 5/1/2017	720,000	747,691
Springfield, Missouri, Law Enforcement Communication, COP, 5.5%, 6/1/2010	60,000	67,265
St. Louis, Missouri, Land Clearance Redevelopment Authority, Westminsters Place Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.95%, 4/1/2007 (c)	450,000	477,275
		4,153,040
Montana 0.1%
Missoula County, Montana, Community Hospital, ETM, 7.125%, 6/1/2007	238,000	264,292
Nebraska 0.8%
Clay County, Nebraska, Industrial Development Revenue, Hybrids Cooperative Project, RB, AMT, LOC, 5.25%, 3/15/2014	1,610,000	1,633,957
Fillmore County, Nebraska, Industrial Development Revenue, O'Malley Grain Inc. Project, RB, AMT, LOC:
5.0%, 12/1/2010	45,000	45,904
5.0%, 12/1/2011	180,000	182,297
5.1%, 12/1/2012	135,000	136,229
5.2%, 12/1/2013	195,000	196,810
Nebraska Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, RB, FNMA, 4.875%, 1/1/2008	480,000	504,590
Woolworth, Nebraska, Housing Mortgage Development Corp., Section 8 Assisted Project, RB, MBIA, 5.35%, 7/1/2021	690,000	690,110
		3,389,897
Nevada 0.4%
Nevada Housing Division, Austin Crest Project, RB, AMT, FNMA, 5.5%, 10/1/2009	270,000	289,826
Nevada Housing Division, Single Family Program, RB, Series A, AMT, 6.35%, 10/1/2007	155,000	157,261
Nevada Housing Division, Single Family Mortgage, RB, Series B, AMT, 6.45%, 10/1/2007	135,000	135,408
Nevada Housing Division, Single Family Mortgage, RB, Series B-1, 4.95%, 4/1/2012	305,000	321,424
Nevada Housing Division, Single Family Program, RB, Series B-1, 6.2%, 10/1/2015	255,000	261,508
Nevada Housing Division, Single Family Mortgage, RB, Series C-1, AMT, 5.45%, 4/1/2010	160,000	160,773
Nevada Housing Division, Single Family Mortgage, RB, Series E, AMT, 6.0%, 10/1/2009	140,000	146,013
Nevada Multi Unit Housing, Saratoga Palms, RB, AMT, FNMA, 5.9%, 4/1/2006	200,000	214,910
		1,687,123
New Hampshire 1.5%
Manchester, New Hampshire, Housing & Redevelopment Revenue Authority, RB, ACA:
4.75%, 1/1/2005	130,000	133,886
4.85%, 1/1/2007	130,000	138,180
4.9%, 1/1/2008	145,000	154,131
5.0%, 10/1/2009	375,000	405,945
5.55%, 1/1/2018	185,000	187,488
6.05%, 1/1/2012	3,580,000	3,943,512
New Hampshire Higher Education & Health Facility, Kendal at Hanover Issue, RB, LOC:
5.2%, 10/1/2006	625,000	626,456
5.3%, 10/1/2007	475,000	475,998
New Hampshire Municipal Bond Bank, Educational Institutions Division Revenue, COC - Brown Northwood, RB, 5.0%, 5/1/2018	615,000	579,275
		6,644,871
New Jersey 0.5%
Carlstadt, New Jersey, Sewer Authority, Sewer Revenue, RB, 5.25%, 1/1/2007	75,000	78,683
Gloucester County, New Jersey, Import Authority, Electric Mobility Project, RB, AMT, County Guaranteed:
4.5%, 11/1/2003	100,000	100,000
4.6%, 11/1/2004	105,000	108,474
4.7%, 11/1/2005	105,000	111,339
4.75%, 11/1/2006	110,000	119,010
4.8%, 11/1/2007	115,000	125,895
5.0%, 11/1/2008	125,000	137,069
5.0%, 11/1/2010	215,000	230,194
New Jersey Economic Development Authority, Cadbury Corp. Project, RB, Series A, ACA, 4.85%, 7/1/2004	265,000	270,647
New Jersey Education Facility Authority, Caldwell College, RB, Series A, 7.25%, 7/1/2025	820,000	848,610
Secaucus, New Jersey, Municipal Utilities Authority, Sewer Revenue, RB, ETM, 6.875%, 12/1/2008	55,000	61,584
		2,191,505
New Mexico 1.5%
Albuquerque, New Mexico, Class B-2, CMO, FGIC, 0.0%, 5/15/2011 (b)	1,260,000	706,369
Bernalillo County, New Mexico, Multi-Family Housing Revenue, Mountain View Cabins, RB, AMT, Series A, GNMA, 7.5%, 9/20/2033	2,500,000	2,708,574
Bernalillo County, New Mexico, Multi-Family Housing, Sunchase Apartments, Series A, Mandatory Put @ 100, AXA, 5.8%, 11/1/2006 (c)	1,130,000	1,161,527
New Mexico Mortgage Finance Authority, Multi-Family Housing, Sandpiper Apartments, Series A, RB, AMT, FHA, 6.05%, 7/1/2028	1,335,000	1,397,184
New Mexico Mortgage Finance Authority, Multi-Family Housing, Sandpiper Apartments, Series A, RB, AMT, FHA:
5.5%, 7/1/2017	150,000	156,734
5.6%, 7/1/2028	315,000	323,140
		6,453,528
New York 4.9%
Albany, New York, Housing Authority, Lark Drive Associates, RB, AMT, LOC:
5.2%, 12/1/2013	40,000	41,933
5.4%, 12/1/2018	40,000	41,642
5.5%, 12/1/2028	265,000	269,534
Cattaraugus County, New York, Industrial Development Agency, Jamestown Community College, RB, Series A, 5.75%, 7/1/2008	350,000	383,775
East Rochester, New York, Housing Authority, St. Johns Meadow, RB, Series A, FHA, 5.125%, 8/1/2018	600,000	619,392
New York Capital District Youth Center Lease, RB, LOC, 6.0%, 2/1/2017	375,000	400,646
New York Dormitory Authority, Capital Appreciation, Prerefunded@100, RB, Series C, ETM, FSA, 0.0%, 7/1/2004 (b) (d)	50,000	49,639
New York Dormitory Authority, Hunts Point Multi Service Center, RB, 5.625%, 7/1/2022	2,255,000	2,386,827
New York Dormitory Authority, Lease Revenue, Court Facilities, Series A, RB:
5.25%, 5/15/2010	3,540,000	3,907,700
5.25%, 5/15/2011	1,240,000	1,358,755
5.75%, 5/15/2014	3,715,000	4,157,494
New York Dormitory Authority, Lutheran Nursing Home, RB, AMBAC/FHA, 5.125%, 2/1/2018	975,000	1,046,916
New York Dormitory Authority, Lutheran Nursing Home, RB, MBIA/FHA, 6.1%, 8/1/2041	1,000,000	1,083,420
New York Dormitory Authority, St. Joseph's Hospital, RB, MBIA, 5.25%, 7/1/2018	450,000	471,501
New York Dormitory Revenue Authority, State University Education Facilities, RB, 5.0%, 5/15/2010	300,000	324,168
New York Triborough Bridge & Tunnel Authority, Convention Center Project, RB, Series E, 7.25%, 1/1/2010	355,000	412,968
New York, GO, Series C, AMBAC, 5.375%, 10/1/2011	1,000,000	1,080,460
New York, New York, Industrial Development Agency, College of Aeronautics Project, 5.0%, 5/1/2006	345,000	365,089
New York, New York, Industrial Development Agency, College of Aeronautics Project:
5.0%, 3/1/2014	600,000	624,780
5.2%, 5/1/2009	205,000	218,600
Onondaga County, New York, Industrial Development Agency, Civic Facility Revenue, Lemoyne College Project, RB, Series A:
5.0%, 3/1/2007	180,000	192,695
5.5%, 3/1/2014	410,000	426,519
Syracuse, New York, Housing Authority, Loretto Rest Homes, RB, Series A, FHA, 5.0%, 8/1/2007	970,000	1,067,883
Yates County, New York, Industrial Development Agency, Soldiers & Sailors Memorial Hospital, RB, FHA, 5.5%, 2/1/2019	440,000	457,437
		21,389,773
North Carolina 0.2%
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation Inc., RB, ACA, 6.0%, 8/15/2010	265,000	298,417
North Wilkesboro, North Carolina, Housing Development Corp., Multi-Family Revenue, Wilkes Tower, RB, Series A, FNMA/FHA, 6.35%, 10/1/2022	200,000	202,490
Wake County, North Carolina, Hospital Revenue, RB, ETM, 6.25%, 1/1/2008	235,000	256,263
		757,170
North Dakota 0.6%
Fargo, North Dakota, Hospital Revenue, Meritcare Hospital, RB, MBIA, 5.6%, 6/1/2013	1,250,000	1,386,850
North Dakota Housing Financial Agency Revenue, Housing Finance Program, RB, Series B, AMT, 4.0%, FHLB:
4.0%, 7/1/2010	350,000	358,113
4.125%, 7/1/2011	350,000	354,697
North Dakota Housing Financial Agency Revenue, Housing Finance Program, RB, Series D, AMT:
4.55%, 7/1/2008	70,000	74,104
4.85%, 7/1/2011	95,000	98,472
4.95%, 1/1/2012	95,000	98,108
5.0%, 1/1/2013	95,000	97,759
		2,468,103
Ohio 1.8%
Bridlewood Village Apartments, Ohio, Certificate of Participation, Class A, FHA, 5.6%, 9/1/2021	1,537,999	1,563,729
Cuyahoga County, Ohio, Mortgage Revenue, RB, AMT, GNMA, 5.2%, 9/20/2009	165,000	171,399
Cuyahoga County, Ohio, Multi-Family Housing, Water Street Association, RB, AMT, GNMA, 6.25%, 12/20/2036	975,000	1,032,865
Hancock County, Ohio, Multi-Family Housing, Crystal Glen Apartments, RB, Series C, AMT, LOC, 5.05%, 1/1/2010	915,000	947,574
Jefferson County, Ohio, GO, RADIAN, 6.625%, 12/1/2005	90,000	94,985
Lucas-Palmer Housing Development Corp., Ohio, Palmer Gardens, RB, Series A, MBIA/FHA, 5.9%, 7/1/2007	175,000	184,268
Ohio Capital Corp. for Housing Mortgage Revenue, Section 8 Assisted Project, RB, FHA/MBIA:
Series C, 5.1%, 7/1/2009	485,000	485,616
Series C, 5.7%, 1/1/2005	10,000	10,074
Series E, 5.7%, 1/1/2005	30,000	30,067
Ohio Capital Corp. for Housing Mortgage Revenue, Section 8, RB, Series D, FHA, 5.55%, 8/1/2024	540,000	541,939
Ohio Capital Housing Corp. Mortgage, Georgetown Section 8, RB, Series A, FHA, 6.625%, 7/1/2022	805,000	806,924
Ohio Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, RB, ETM, 6.375%, 6/1/2007	70,000	76,549
Sandusky County, Ohio, Health Care Facilities Revenue, Bethany Place Retirement Center Project, RB, FNMA, 5.15%, 7/1/2009	65,000	71,483
Stark County, Ohio, Health Care Facility, Rose Land Inc. Project, RB, GNMA/FHA:
5.3%, 7/20/2018	850,000	887,443
5.35%, 7/20/2023	940,000	965,023
		7,869,938
Oklahoma 0.6%
Grand River, Oklahoma, Dam Authority, RB, ETM, 6.25%, 11/1/2008	615,000	662,041
McAlester, Oklahoma, Public Works Authority, RB, ETM, FSA:
8.25%, 12/1/2004	115,000	123,887
8.25%, 12/1/2005	60,000	68,502
Oklahoma Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, RB, FNMA, 5.1%, 12/1/2007	235,000	235,263
Oklahoma Ordnance Works Authority, Ralston Purina Project, RB, 6.3%, 9/1/2015	1,500,000	1,688,175
		2,777,868
Oregon 0.2%
Cow Creek Band, Oregon, Umpqua Tribe of Indians, Oregon Revenue, RB, Series B, 144A, AMBAC, 5.1%, 7/1/2012	880,000	908,890
Oregon Health Housing Educational & Cultural Facilities Authority, Cedarwest Housing, RB, Series A, AMT, LOC, 4.65%, 1/2/2008	85,000	88,929
		997,819
Pennsylvania 10.4%
Allegheny County, Pennsylvania, Hospital Development Authority, North Hills Passavant Hospital, RB, ETM, 6.75%, 7/1/2005	95,000	100,438
Allegheny County, Pennsylvania, Residential Finance Authority, Single Family Mortgage, RB, Series CC-2, GNMA, 5.2%, 5/1/2017	230,000	239,885
Allentown, Pennsylvania, Hospital Authority, Sacred Heart Hospital of Allentown, RB, 6.2%, 11/15/2003	90,000	89,991
Beaver County, Pennsylvania, Industrial Development Authority, Health Care Revenue Refunding, RB, GNMA, 4.85%, 5/20/2010	1,750,000	1,888,670
Berks County, Pennsylvania, Redevelopment Authority, Multi-Family Revenue, Woodgate Associate Project, RB, Series A, FNMA, 5.15%, 1/1/2019	1,610,000	1,634,826
Bucks County, Pennsylvania, Saint Mary's Hospital Authority, RB, ETM, 6.625%, 7/1/2004	25,000	25,927
Chester County, Pennsylvania, Health & Education Facility, Immaculata College, RB:
5.0%, 10/15/2006	265,000	265,453
5.0%, 10/15/2007	310,000	310,412
5.1%, 10/15/2008	120,000	120,127
5.125%, 10/15/2009	230,000	230,170
5.3%, 10/15/2011	280,000	280,098
Cumberland County, Pennsylvania, Municipal Revenue Authority, Presbyterian Homes Project, RB, 6.0%,12/1/2026	1,210,000	1,199,485
Delaware County, Pennsylvania, College Revenue Authority, RB Series B, 5.5%, 10/1/2019	2,025,000	2,005,844
Delaware County, Pennsylvania, Housing Authority, Dunwoody Village Project, RB, 6.125%, 4/1/2020	100,000	104,931
Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania, Bridge Revenue, RB, 5.25%, 7/1/2013	1,000,000	1,098,500
Erie, Pennsylvania, Higher Education Building Authority, Gannon University Project, RB, Series E, 5.2%, 7/15/2016	800,000	807,912
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB:
5.75%, 3/15/2012	110,000	113,803
5.85%, 3/15/2017	325,000	333,239
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB, Series B, 5.75%, 3/15/2013	1,370,000	1,414,155
Fayette County, Pennsylvania, Hospital Authority, Uniontown Hospital, RB, Connie Lee Insured:
5.2%, 6/15/2004	210,000	215,334
5.45%, 6/15/2007	340,000	374,666
Lancaster, Pennsylvania, Sewer Authority, RB, ETM, 6.0%, 4/1/2012	90,000	102,330
Mifflin County, Pennsylvania, Hospital Authority, RB, RADIAN, 5.45%, 7/1/2008	205,000	228,110
Montgomery County, Pennsylvania, GO, ETM, 9.0%, 8/15/2004	40,000	42,485
Mount Lebanon, Pennsylvania, Hospital Authority, RB, ETM, 7.0%, 7/1/2006	125,000	134,223
Pennsylvania Delaware River Port Authority, RB, ETM, 6.5%, 1/15/2011	110,000	127,329
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, University of the Arts, RB, RADIAN, 5.5%, 3/15/2013	800,000	857,576
Pennsylvania Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, RB, Series A, MBIA, 5.4%, 11/15/2007	350,000	387,142
Pennsylvania Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, RB, Series C, MBIA, 5.875%, 11/15/2018	1,450,000	1,620,549
Pennsylvania Higher Educational Facility, Allegheny Delaware Valley Obligation, RB, Series A, MBIA:
5.6%, 11/15/2009	2,510,000	2,814,664
5.7%, 11/15/2011	2,215,000	2,471,320
Pennsylvania Higher Educational Facility, Gwynedd Mercy College, RB, 5.0%, 11/1/2008	530,000	558,185
Pennsylvania Higher Educational Facility, University of the Arts, RB, RADIAN:
4.75%, 3/15/2005	125,000	125,323
4.85%, 3/15/2006	200,000	200,476
5.1%, 3/15/2009	230,000	230,354
Pennsylvania Higher Educational Facility, Ursinus College, RB, 5.4%, 1/1/2006	190,000	205,523
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 64, AMT, 0.0%, 4/1/2030 (b)	1,575,000	1,223,838
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 65A, AMT, 4.6%, 10/1/2008	145,000	155,104
Philadelphia, Pennsylvania, Airport Revenue, RB, AMT, FGIC, 5.375%, 6/15/2012	2,600,000	2,788,994
Philadelphia, Pennsylvania, Authority for Industrial Development, Arbor House Inc. Project, RB, Series E, 6.1%, 7/1/2033	1,400,000	1,340,766
Philadelphia, Pennsylvania, Authority for Industrial Development, Rieder House Project, RB, Series A, 6.1%, 7/1/2033	1,240,000	1,187,536
Philadelphia, Pennsylvania, Authority for Industrial Development, Saligman House Project, RB, Series C, 6.1%, 7/1/2033	1,160,000	1,110,920
Philadelphia, Pennsylvania, Authority for Industrial Development, Simpson Housing Project:
5.0%, 8/15/2009	240,000	244,217
5.0%, 8/15/2010	290,000	289,829
5.1%, 8/15/2011	240,000	237,372
Philadelphia, Pennsylvania, Hospital & Higher Education Authority, Centralized Comprehensive Human Services, RB, Series A, 6.125%, 1/1/2013	3,335,000	3,361,380
Philadelphia, Pennsylvania, Hospital & Higher Education Authority, Health System, RB, Series A, FHA, 5.375%, 1/1/2028	2,645,000	2,719,139
Philadelphia, Pennsylvania, Hospitals & Higher Education Authority, RB, ACA, 6.2%, 5/1/2011	1,550,000	1,583,403
Philadelphia, Pennsylvania, Industrial Development Authority, Elmira Jefferies Memorial Home, RB, FHA, 4.75%, 2/1/2008	255,000	270,012
Philadelphia, Pennsylvania, Industrial Development Authority, Jeanes Physicians' Office, RB, Series A, 9.375%, 7/1/2010	480,000	480,528
Philadelphia, Pennsylvania, Redevelopment Authority, First Lien Mortgage, Series A, 6.5%, 1/1/2029	669,200	689,490
Philadelphia, Pennsylvania, Redevelopment Authority, Multi-Family Housing Revenue, Pavilion Apartments Project, RB, Series B, AMT, 6.0%, 10/1/2023	2,080,000	2,007,325
Philadelphia, Pennsylvania, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, RB, HUD, 5.45%, 2/1/2023	735,000	749,457
Pittsburgh, Pennsylvania, Urban Redevelopment Authority, RB, Series C, AMT, FNMA/GNMA, 5.95%, 10/1/2029	130,000	134,196
Pottsville, Pennsylvania, Hospital Authority, Pottsville Hospital & Warne Clinic, RB, 5.5%, 7/1/2018	665,000	588,013
Scranton-Lackawanna Counties, Pennsylvania, Health & Welfare Authority, RB, 6.625%, 4/15/2007	100,000	100,408
Scranton-Lackawanna Counties, Pennsylvania, University of Scranton Project, RB, AMBAC, 5.15%, 11/1/2011	250,000	275,468
Williamsport, Pennsylvania, Multi-Family Housing Authority, RB, Series A, MBIA/FHA, 5.25%, 1/1/2015	1,145,000	1,190,216
		45,687,066
Rhode Island 0.8%
Rhode Island Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, RB, AMT:
5.25%, 4/1/2011	230,000	241,210
5.3%, 4/1/2012	245,000	253,702
5.35%, 4/1/2013	265,000	273,692
5.4%, 4/1/2014	65,000	66,827
5.5%, 4/1/2019	305,000	307,013
5.6%, 4/1/2024	380,000	379,248
Rhode Island Industrial Facilities Corp., Economic Development Revenue, Building Authority Program, RB, LOC, 5.75%, 7/15/2013	125,000	124,988
Rhode Island Industrial Facilities Corp., Economic Development Revenue, Building Authority Program, RB, LOC, 7.0%, 7/15/2028	1,670,000	1,693,730
Rhode Island Industrial Facility Corp., Crystal Thermoplastics Project, Series A, AMT, 6.9%, 8/1/2014	285,000	293,721
		3,634,131
South Carolina 2.6%
Columbia, South Carolina, Waterworks & Sewer Systems, RB, ETM, 7.75%, 1/1/2011	3,875,000	4,648,256
South Carolina Economic Jobs Development, Westminster Presbyterian, RB, Series A, 5.125%, 11/15/2008	448,000	467,174
South Carolina Housing Finance & Development Authority, Bryton Point Apartments Project, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	2,290,000	2,342,647
South Carolina Housing Finance & Development Authority, Hunting Ridge Apartments, RB, Mandatory Put @ 100, AMT, 6.75%, 6/1/2007 (c)	755,000	773,928
South Carolina Housing Finance & Development Authority, Westbury Plantation, RB, FHA, 6.05%, 7/1/2027	320,000	323,382
South Carolina Job Economic Development, Anderson Project, RB, Series A:
5.125%, 8/1/2027	250,000	239,548
5.25%, 8/1/2032	250,000	243,113
5.375%, 8/1/2043	500,000	478,960
South Carolina Job Economic Development, Caterpillar Inc. Project, RB, AMT, 5.05%, 6/1/2008	500,000	524,975
South Carolina Jobs Economic Development Revenue Authority, Ebenezer Nursing, RB, GNMA, 6.9%, 1/20/2037	1,295,000	1,427,932
		11,469,915
South Dakota 0.0%
South Dakota Housing Development Authority, Homeownership Mortgage, RB, Series A, 5.5%, 5/1/2010	80,000	80,000

Tennessee 3.5%
Greeneville, Tennessee, Health & Education Facility Board, Southern Advent Hospital, RB, ETM, 8.7%, 10/1/2009	260,000	315,416
Memphis, Tennessee, Health, Education, & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, RB, Series A, MBIA, 5.4%, 7/1/2010	465,000	510,686
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Homes Inc. Project, RB, Series A, 7.25%, 6/20/2036	5,870,200	6,535,587
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Homes Inc. Project, RB, Series A, Prerefunded @ 105, 9.0%, 10/1/2022 (e)	185,000	235,644
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Modal Health, RB, RADIAN, 5.5%, 5/1/2023	585,000	603,024
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Open Arms Care Corp., RB, RADIAN, 5.1%, 8/1/2016	1,000,000	1,022,590
Nashville & Davidson Counties, Tennessee, Health & Education Facility Revenue Board, Multi-Family Housing, RB, Mandatory Put @ 100, FNMA, 5.2%, 2/1/2006 (c)	1,610,000	1,726,178
Nashville & Davidson Counties, Tennessee, Multi-Family Housing, Welch Bend Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.5%, 1/1/2007 (c)	1,600,000	1,690,272
Nashville & Davidson Counties, Tennessee, Multi-Family Housing, Beechwood Terrace, RB, Series A, GNMA, 6.625%, 3/20/2036	240,000	262,908
Shelby County, Tennessee, Health Educational & Housing Facility Board, Methodist Health Systems, RB, MBIA, 5.2%, 8/1/2013	1,340,000	1,446,208
Shelby County, Tennessee, Multi-Family Housing, Windsor Apartments, RB, Series A, RADIAN:
6.5%, 10/1/2007	825,000	835,313
6.75%, 10/1/2017	370,000	374,625
Shelby County, Tennessee, Public Improvements, GO, Series B, 5.25%, 11/1/2006	10,000	11,035
		15,569,486
Texas 13.0%
Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, RB, MBIA, 5.8%, 1/1/2031	200,000	207,406
Bexar County, Texas, Multi-Family Housing Revenue, Perrin Square Project, Series A, RB, GNMA, 6.55%, 12/20/2034	2,855,000	3,046,999
Bexar County, Texas, Multi-Family Housing Revenue, Stablewood Farms, RB, GNMA, 6.25%, 7/20/2043	6,750,000	7,386,997
Bryon, Texas, Higher Education Authority, Allen Academy Project, RB, Series A:
6.5%, 12/1/2006	170,000	181,750
7.3%, 12/1/2016	1,315,000	1,543,534
Capital Area, Texas, Housing Finance Corp., IDK Partners II Trust, Series A, 6.5%, 11/1/2019	337,791	338,899
Del Rio, Texas, GO, RADIAN:
5.55%, 4/1/2011	45,000	47,844
5.65%, 4/1/2013	95,000	100,222
5.75%, 4/1/2016	45,000	47,082
5.75%, 4/1/2017	185,000	192,807
6.5%, 4/1/2010	95,000	105,756
7.5%, 4/1/2004	145,000	148,628
7.5%, 4/1/2008	95,000	113,425
7.5%, 4/1/2009	145,000	170,126
Denison, Texas, Hospital Authority, Texoma Medical Center, RB, ETM, 7.125%, 7/1/2008	85,000	96,436
Grand Prairie, Texas, Municipal Utilities, Water & Sewer Revenue, GO, ACA, 6.5%, 4/1/2012	1,000,000	1,115,230
Harris County, Texas, Municipal Utilities District 368, Water & Sewer Revenue, GO, RADIAN:
5.5%, 9/1/2025	780,000	808,197
5.5%, 9/1/2026	825,000	855,542
5.625%, 9/1/2027	875,000	916,808
5.625%, 9/1/2028	925,000	968,799
5.625%, 9/1/2029	730,000	764,171
5.625%, 9/1/2030	1,035,000	1,082,786
Heart of Texas Housing Finance Corp., Multi-Family Housing Revenue, RB, GNMA, 7.4%, 9/20/2035	1,000,000	1,089,660
Houston, Texas, Housing Finance Corp., RB, Series A-2, 0.0%, 6/1/2014 (b)	1,380,000	627,941
Houston, Texas, Housing Finance Corp., RB, Series A-1, 8.0%, 6/1/2014	25,000	25,100
Houston, Texas, Housing Finance Corp., Newport Apartments Project, RB, AMT, GNMA, 5.3%, 2/20/2014	705,000	743,838
Houston, Texas, Sewer Systems, RB, ETM, 6.375%, 10/1/2008	240,000	269,758
Jefferson County, Texas, Health Facilities Development Corp., Baptist Hospitals, RB, AMBAC / FHA, 5.2%, 8/15/2021	425,000	439,114
Lewisville, Texas, Combination Contract Revenue, GO, ACA:
5.625%, 9/1/2017	3,545,000	3,735,012
5.875%, 9/1/2022	4,685,000	4,906,319
North Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, RB, MBIA, 5.0%, 9/1/2014	5,750,000	6,074,874
Northeast, Texas, Hospital Authority, RB, ETM, 8.0%, 7/1/2008	425,000	491,530
Odessa, Texas, Housing Finance Corp., Single Family Mortgage, RB, Series A, FNMA, 8.45%, 11/1/2011	291,998	297,107
Panhandle, Texas, Regional Housing Finance Corp., Single Family Mortgage, RB, Series A, AMT, GNMA, 7.5%, 5/1/2024	185,000	185,977
Robstown, Texas, Electric Light & Power Revenue, RB:
6.0%, 12/1/2003	100,000	100,358
6.0%, 12/1/2004	100,000	100,356
6.0%, 12/1/2005	100,000	100,346
6.0%, 12/1/2006	100,000	100,350
Southeast, Texas, Housing Finance Corp., Residual Revenue Capital Appreciation, RB, 0.0%, 9/1/2017 (b)	2,130,000	1,007,384
Tarrant County, Texas, Health Facility, South Central Nursing, RB, Series A, MBIA/FHA/GNMA:
5.5%, 9/20/2042	1,579,000	1,623,101
6.0%, 1/1/2037	170,000	187,621
6.85%, 9/20/2030	2,891,000	3,268,044
Tarrant County, Texas, Housing Finance Corp. Revenue, Multi-Family Housing, RB, GNMA, 6.95%, 3/20/2039	4,312,000	4,853,328
Tarrant County, Texas, Housing Finance Corp., Multi-Family Housing, Summit Project, RB, Series A, Mandatory Put @ 100, FNMA, 5.08%, 9/1/2007 (c)	1,510,000	1,585,289
Tarrant County, Texas, Multi-Family Housing Revenue, Lost Spurs Apts., RB, GNMA, 6.75%, 9/20/2020	772,000	871,835
Texarkana, Texas, Housing Finance Corp., Summerhill, RB, Series A, GNMA, 5.55%, 1/20/2007	110,000	110,729
Texas Department Housing & Community Affairs, Single Family Revenue, RB, Series E, 6.0%, 9/1/2017	890,000	935,168
Texas Gulf Coast Waste Disposal Authority, Champion International Corp., RB, AMT, 6.875%, 12/1/2028	2,900,000	2,963,945
		56,933,528
Utah 1.1%
Hilldale, Utah, GO, 7.5%, 12/15/2003	60,000	60,135
Intermountain Power Agency, Utah, Power Supply Revenue, RB, Series A, ETM, MBIA, 6.15%, 7/1/2014	800,000	897,360
Provo City, Utah, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, RB, GNMA, 6.0%, 7/20/2008	265,000	273,300
Utah Housing Finance Agency, Single Family Mortgage, RB, AMT:
5.25%, 7/1/2012	125,000	132,440
5.4%, 7/1/2020	1,110,000	1,135,595
Utah Housing Finance Agency, Single Family Mortgage, RB, Series A-2, AMT, 5.4%, 7/1/2016	365,000	376,118
Utah Housing Finance Agency, Single Family Mortgage, RB, Series A-2, Class III, AMT, 5.05%, 7/1/2012	245,000	255,743
Utah Housing Finance Agency, Single Family Mortgage, RB, Series B-2, AMT, 5.25%, 7/1/2011	245,000	257,260
Utah Housing Finance Agency, Single Family Mortgage, RB, Series C, Class III, 6.25%, 7/1/2014	450,000	461,952
Utah Housing Finance Agency, Single Family Mortgage, RB, Series F-1, Class I, 5.5%, 7/1/2016	160,000	163,186
Utah Housing Finance Agency, Single Family Mortgage, Series A-2, AMT, 5.2%, 7/1/2011	215,000	219,973
Utah Housing Finance Agency, Sub-Single Family Mortgage, RB, AMBAC, 5.85%, 7/1/2007	90,000	95,441
Weber County, Utah, Municipal Building Authority, RB, RADIAN, 6.75%, 12/15/2004	685,000	709,729
		5,038,232
Vermont 0.3%
Vermont Education & Health Building Finance Authority, Norwich University Project, RB:
5.0%, 7/1/2006	275,000	291,305
5.0%, 7/1/2007	310,000	329,921
5.75%, 7/1/2013	525,000	546,671
		1,167,897
Virginia 0.9%
Chesterfield County, Virginia, Industrial Development Authority, Multi-Family Housing, Winchester Greens, RB, Standby LOC:
5.0%, 7/1/2014	170,000	177,157
5.2%, 7/1/2019	135,000	138,332
Newport News, Virginia, Industrial Development Authority, Mennowood Communities, RB, Series A, GNMA, 7.25%, 8/1/2016	850,000	925,115
Richmond, Virginia, Metro Expressway Authority, RB, ETM, AMBAC, 7.0%, 10/15/2013	2,040,000	2,439,737
Suffolk, Virginia, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, RB, ACA, 5.25%, 10/1/2018	160,000	163,632
		3,843,973
Washington 4.2%
Grays Harbor County, Washington, Public Utility District Number 1, RB, ETM, 5.375%, 1/1/2006	130,000	135,481
King County, Washington, Housing Authority, Housing Revenue, Vashon Community Care Center, RB, Series A, GNMA, 7.25%, 9/20/2042	5,000,000	5,755,250
Quinault Indian Nation, Washington, Entertainment Revenue, RB, ACA, 5.8%, 12/1/2015	300,000	317,271
Seattle, Washington, Light & Power Revenue, RB, FSA, 5.5%, 3/1/2019	4,820,000	5,243,196
Seattle, Washington, Low Income Housing Assistance Authority, Kin on Project, RB, Series A, GNMA, 7.4%, 11/20/2036	1,132,000	1,316,154
Spokane, Washington, Housing Authority, Valley 206 Apartments, RB, Series A, 5.625%, 4/1/2028	755,000	661,320
Spokane, Washington, Housing Authority, Valley 206 Apartments, RB, Series B, LOC, 5.75%, 4/1/2028	385,000	360,576
Washington Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, RB, RADIAN, 5.85%, 7/1/2012	1,000,000	1,106,900
Washington Housing Finance Commission, Convention Deferred Interest, RB, Series 4A, AMT, FNMA/GNMA, 0.0%, 12/1/2020 (b)	2,275,000	1,707,137
Washington Housing Finance Commission, Nonprofit Housing Revenue, Presbyterian Ministries, RB, Series A, ACA:
5.1%, 1/1/2014	995,000	1,004,442
5.3%, 1/1/2019	840,000	830,281
		18,438,008
West Virginia 0.4%
Beckley, West Virginia, Nursing Facility, Beckley Healthcare Corp. Project, RB, Standby LOC:
5.55%, 9/1/2008	190,000	193,145
5.7%, 9/1/2009	150,000	151,607
Harrison County, West Virginia, CMO, Series B, AMBAC, 0.0%, 10/20/2010 (b)	1,598,738	978,252
Marshall County, West Virginia, Capital Appreciation, RB, MBIA, 0.0%, 5/1/2014 (b)	478,000	214,287
		1,537,291
Wisconsin 2.1%
Oshkosh, Wisconsin, Hospital Facility, Mercy Medical Center, RB, Prerefunded @ 100, 7.375%, 7/1/2009 (d)	110,000	121,763
Shell Lake, Wisconsin Nursing Home Revenue, Terraceview Living, RB, GNMA, 5.3%, 9/20/2018	1,135,000	1,145,794
Whitewater, Wisconsin Waterworks Systems Mortgage, RB, 7.5%, 7/1/2016	185,000	212,276
Wisconsin Clean Water Revenue, Series 1, RB, 5.0%, 6/1/2010	300,000	328,704
Wisconsin Health & Educational Facilities, Revenue Authority, RB, ACA, 6.0%, 5/15/2016	1,000,000	1,068,950
Wisconsin Health & Educational Facilities, Sister Sorrowful Mothers, RB, Series A, MBIA:
5.1%, 8/15/2007	850,000	938,332
5.3%, 8/15/2009	890,000	969,842
Wisconsin Health & Educational Facilities, Viterbo College Inc. Project, RB, LOC:
5.25%, 2/1/2004	110,000	110,959
5.4%, 2/1/2005	95,000	98,967
5.75%, 2/1/2012	390,000	405,237
6.0%, 2/1/2017	405,000	417,340
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, RB, Series C, FHA, 6.25%, 9/1/2017	1,315,000	1,330,136
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB, MBIA, 5.8%, 11/1/2013	1,580,000	1,613,180
Wisconsin Housing & Economic Development Authority, RB, Series B, AMT, 4.95%, 9/1/2009	305,000	325,417
		9,086,897
Wyoming 0.1%
Teton County, Wyoming, St. John's Hospital, RB, ACA, 5.0%, 12/1/2003	250,000	250,703
Wyoming Community Development Authority, RB, Series 5, AMT, 5.7%, 12/1/2007	145,000	151,045
		401,748
Total Municipal Investments (Cost $419,223,769)		432,189,090

Scudder Municipal Bond Fund	Shares	Value ($)

Cash Equivalents 1.5%
Provident Institutional Municipal Cash Fund 0.85% (e) (Cost $6,795,759)	6,795,759	6,795,759
Total Investment Portfolio - 100.0% (Cost $426,019,528) (a)		438,984,849

(a) The cost for federal income tax purposes was $426,020,893. At October 31, 2003, net unrealized appreciation for all securities based on tax cost was $12,963,956. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,423,163 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,459,207.
(b) Zero Coupon Security.
(c) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Investment Portfolio.
(d) Prerefunded Security. The prerefunded date is shown as the maturity date on the Investment Portfolio.
(e) Rate disclosed is the current yield at October 31, 2003.
The following abbreviations are used in portfolio descriptions:
AMT	Income from security may be subject to alternative minimum tax
COP	Certificate of Participation
CMO	Collateralized Mortgage Obligations
ETM	Escrowed to Maturity
GO	General Obligation
LOC	Letter of Credit
RB	Revenue Bond
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following organizations have provided underlying credit support for the securities as defined in the Investment Portfolio.

ACA	American Capital Access
AMBAC	AMBAC Assurance Corp.
AXA	AXA Reinsurance Company
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Board
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
HUD	Housing & Urban Development
MBIA	Municipal Bond Investors Assurance
RADIAN	RADIAN Asset Assurance Incorporated

The accompanying notes are an integral part of the financial statements.

Scudder Short-Term Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.3%
Alabama, Senior Care Revenue, Special Care Finance Authority, RB, ETM, 5.0%, 11/1/2005	655,000	677,440
Auburn, Alabama, GO, 4.85%, 11/1/2011	866,692	868,009
Auburn, Alabama, Industrial Development Revenue Board, Auburn Hotel Ltd. Project, RB, Prerefunded @ 103, Series A, AMT, 8.5%, 12/1/2005 (e)	560,000	654,080
Auburn, Alabama, Industrial Development Revenue Board, Auburn Hotel Ltd. Project, RB, Series A, ETM, AMT, 8.0%, 12/1/2004	200,000	214,106
Auburn, Alabama, Industrial Development Revenue, Industrial Development Board, RB, Series A, AMT: 8.25%, 12/1/2009	95,000	110,497
8.75%, 12/1/2015	25,000	29,322
Jacksonville, Alabama, Hospital Building Authority Revenue, RB, ETM, 7.25%, 4/1/2004	245,000	251,326
		2,804,780
Alaska 0.7%
Alaska Housing Finance Corp., RB, MBIA, 6.0%, 12/1/2015	1,245,000	1,248,561
Alaska, Public Housing Revenue, Housing Finance Corp., RB, Series A, 5.4%, 12/1/2013	2,185,000	2,257,324
Palmer, Alaska, Hospital & Health Care Revenue, Valley Hospital Association, RB, RADIAN, 5.0%, 12/1/2008	2,250,000	2,420,662
		5,926,547
American Samoa 0.1%
Territory of American Samoa, GO, ACA, 6.0%, 9/1/2007	780,000	873,288
Arizona 3.7%
Arizona Health Facilities, Authority Hospital System Revenue Refunding, RB, ETM, MBIA, 6.25%, 9/1/2011	505,000	535,770
Casa Grande, Arizona, Industrial Development Authority, Multi-Family Housing Revenue, Quail Gardens Apartments, RB, Series A, FNMA, 1.1%, 6/15/2031 (d)	235,000	235,000
Maricopa County, Arizona, Industrial Development Authority, Lutheran Hospital & Homes, RB, ETM, 6.75%, 12/1/2003	80,000	80,383
Maricopa County, Arizona, Industrial Development Authority, Phoenix West Prison Project, RB, Series B, ACA, 4.0%, 7/1/2004 (g)	260,000	260,169
Maricopa County, Arizona, Industrial Development Authority, Samaritan Health Services, RB, ETM, MBIA, 7.15%, 12/1/2004	1,115,000	1,153,623
Maricopa County, Arizona, Samaritan Health Service, RB, ETM, 6.75%, 1/1/2004	80,000	80,766
Maricopa County, Arizona, Industrial Development Authority, Single Family Mortgage Revenue, RB, Series 2B, AMT, GNMA/FNMA/FHLMC, 5.55%, 3/1/2028	395,000	423,468
Mesa, Arizona, Industrial Development Revenue, Industrial Development Authority, 144A, 7.25%, 10/15/2004	5,000,000	5,168,200
Phoenix, Arizona, Multi-Family Housing Revenue, Industrial Development Authority, RB, AMT, FGIC, 5.625%, 7/1/2013	125,000	135,254
Phoenix, Arizona, Multi-Family Housing Revenue, Industrial Development Authority, RB, Series B, GNMA: 3.65%, 10/20/2007 (g)	500,000	504,545
4.75%, 10/20/2014 (g)	1,385,000	1,368,643
Pima County, Arizona, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013	3,010,000	3,137,112
Snowflake, Arizona, Sales & Special Tax Revenue, 4.0%, 7/1/2013	655,000	630,772
Tucson, Arizona, Multi-Family Housing Revenue, Industrial Development Authority, RB, Series A, FNMA, 1.05%, 1/15/2032 (d)	18,185,000	18,185,000
University of Arizona, University Revenues System, RB, 5.9%, 6/1/2006	1,000,000	1,048,160
		32,946,865
Arkansas 1.7%
Arkansas Development Finance Authority, Single Family Mortgage Revenue, RB, Series A, FHA, 8.0%, 8/15/2011	190,000	192,383
Chicot County, Arkansas, Sales & Special Tax Revenue, Sales & Use Tax, RB, AMBAC, 4.15%, 7/1/2026	750,000	679,395
Little Rock, Arkansas, Residential Housing & Public Facility Board, RB, Series B, 0.0%, 7/15/2011 (b)	170,000	100,076
Malvern, Arkansas, Sales & Special Tax Revenue, RB, AMBAC: 2.375%, 9/1/2014	275,000	274,967
3.375%, 9/1/2013	150,000	151,199
3.625%, 9/1/2012	250,000	253,325
Rogers, Arkansas, Sales & Special Tax Revenue, Series A, RB, FGIC, 4.125%, 9/1/2023	13,555,000	13,553,779
Springdale, Arkansas, Residential Housing & Healthcare Facility Board, RB, Series A, FNMA, 7.65%, 9/1/2011	65,049	72,049
		15,277,173
California 10.7%
Abag, California, Finance Authority for Nonprofit Corp., Amber Court Associates, RB, FNMA, 1.05%, 12/15/2032 (d)	5,500,000	5,500,000
Abag, California, Finance Authority for Nonprofit Corp., American Baptist Homes, COP, Series A, 5.5%, 10/1/2007	190,000	195,434
Arlington Community Hospital Corp., California Revenue, RB, ETM, 8.0%, 6/1/2004	30,000	31,214
California Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Projects, RB, FNMA:
4.25%, 7/1/2012	625,000	624,969
5.25%, 7/1/2022	2,630,000	2,638,337
California Statewide Communities Development Authority, Multi-Family Housing Revenue, Quail Ridge Apartments, RB, Series E1, FNMA:
4.25%, 7/1/2012	415,000	414,979
5.25%, 7/1/2022	2,000,000	2,006,340
California Statewide Communities Development Authority, Multi-Family Housing Revenue, RB, AMT, FNMA, 4.7%, 10/15/2012	1,185,000	1,239,818
California Statewide Communities Development Authority, Multi-Family Housing Revenue, RB, FNMA:
4.5%, 1/1/2006 (g)	235,000	238,426
5.0%, 1/1/2004 (g)	25,000	25,044
5.0%, 1/1/2004 (g)	75,000	75,107
California Water Resource Development, GO, Series Q, 5.1%, 3/1/2008	170,000	170,292
California, Higher Education Revenue, Public Works Board High Technology, RB, Series A, 7.75%, 8/1/2006	60,000	65,759
California, Hospital & Healthcare Revenue, Abag Finance for Nonprofit Corporations, COP, 5.125%, 7/1/2013	3,500,000	3,516,415
California, Housing Finance Agency, RB, Series M, AMT, MBIA, 4.85%, 8/1/2027	385,000	387,587
California, Multi-Family Housing Revenue, RB, Series A, AMT, FNMA, 1.06%, 9/15/2033 (d)	1,550,000	1,550,000
California, Single Family Housing Revenue, Housing Finance Agency, RB, Series D-2, AMT, FHA, 0.0%, 2/1/2019 (b)	2,165,000	917,809
California, Single Family Housing Revenue, Housing Finance Agency, RB, Series R, AMT, 4.4%, 8/1/2024	580,000	583,312
California, Single Family Housing Revenue, Mortgage Finance Authority, RB, AMT, GNMA, 6.75%, 3/1/2029	1,265,000	1,290,933
California, Single Family Housing Revenue, Mortgage Finance Authority, RB, Series A, 5.25%, 12/1/2024 (g)	2,453,000	2,479,321
California, Single Family Housing Revenue, Mortgage Finance Authority, RB, Series B, AMT, GNMA, 7.75%, 9/1/2026	122,000	122,495
California, Single Family Housing Revenue, Mortgage Finance Authority, RB, Series C, 6.75%, 3/1/2024 (g)	3,906,677	4,118,458
California, Single Family Housing Revenue, RB, Series N, AMT, FSA, 5.15%, 8/1/2018	3,535,000	3,652,680
California, State REV Lease, Statewide Communities Development Corp., COP, 5.0%, 10/1/2005	180,000	184,043
California, State GO: 4.0%, 12/1/2004	2,000,000	2,051,760
4.25%, 11/1/2006	250,000	264,598
4.4%, 9/1/2004	500,000	511,620
4.45%, 12/1/2005	500,000	506,055
4.5%, 9/1/2005	250,000	262,023
4.55%, 12/1/2006	200,000	213,792
4.6%, 12/1/2005	2,500,000	2,639,150
5.0%, 3/1/2005	4,495,000	4,688,240
5.0%, 12/1/2005	4,240,000	4,512,293
5.0%, 6/1/2006	1,500,000	1,606,680
5.0%, 10/1/2007	1,425,000	1,548,220
5.0%, 2/1/2008	600,000	648,840
5.25%, 10/1/2004	700,000	723,275
5.25%, 3/1/2005	1,000,000	1,046,270
5.25%, 10/1/2005	2,400,000	2,553,864
5.25%, 3/1/2007	575,000	624,427
5.5%, 9/1/2005	1,000,000	1,066,030
5.5%, 10/1/2005	300,000	320,640
6.0%, 10/1/2006	100,000	110,616
6.2%, 9/1/2005	775,000	835,907
6.25%, 9/1/2004	500,000	519,240
6.25%, 6/1/2006	415,000	457,479
6.3%, 9/1/2006	100,000	111,187
6.3%, 10/1/2006	620,000	691,046
6.3%, 10/1/2007	4,015,000	4,555,098
6.5%, 9/1/2006	200,000	223,466
6.5%, 2/1/2007	500,000	561,585
6.75%, 6/1/2006	2,000,000	2,229,720
6.75%, 4/1/2007	500,000	568,105
7.0%, 6/1/2005	1,400,000	1,513,568
7.0%, 4/1/2006	335,000	373,307
7.0%, 10/1/2006	1,325,000	1,502,881
7.0%, 2/1/2009	500,000	588,315
7.1%, 6/1/2005	1,000,000	1,082,670
7.2%, 4/1/2005	500,000	538,030
California, State GO, Community College District, Series A, COP, 7.625%, 10/1/2005	405,000	430,373
California, Water & Sewer Revenue, Water Department, RB, Series L, 5.25%, 12/1/2005	100,000	103,225
Carlsbad, California, Multi-Family Housing Revenue, RB, Series A, AMT, 3.7%, 2/1/2013	640,000	633,357
Foster City, California, Public Housing Revenue, Community Development Agency Tax Allocation, 6.75%, 9/1/2020	1,305,000	1,435,644
Hayward, California, Multi-Family Housing Revenue, Bay Apartment Communities, RB, Series A, FNMA, 1.07%, 6/15/2025 (d)	2,600,000	2,600,000
Los Angeles, California, Multi-Family Housing Revenue, RB, AMT, GNMA, 4.35%, 11/20/2012	720,000	723,737
Los Angeles, California, Public Facility Corp., RB, ETM, 5.4%, 8/1/2007	100,000	107,727
Orange County, Multi-Family Housing Revenue, Apartment Development, RB, 1.05%, 11/1/2009 (d)	2,400,000	2,400,000
Placer County, California, Water Agency, Middle Fork Project, RB, 3.75%, 7/1/2012	280,000	280,406
Rohnert Park, California, Multi-Family Housing Revenue, RB, GNMA, 1.05%, 6/15/2025 (d)	2,600,000	2,600,000
San Diego, California, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, RB, Series C, AMT, FNMA, 5.1%, 11/1/2013	1,275,000	1,343,047
San Diego, California, Sales & Special Tax Revenue, Regional Transmission Community Sales, RB, Series A, ETM, 6.0%, 4/1/2008	1,280,000	1,430,413
Simi Valley, California, Multi-Family Housing Revenue, Meadowood Village Apartments, RB, Mandatory Put @ 100, FNMA, 5.4%, 2/1/2008 (c)	700,000	745,213
Southern California, Electric Revenue, Public Power Authority, RB, 7.0%, 7/1/2009	300,000	315,345
Taft, California, Core City GO Lease, Public Funding Authority, Series A, RB, 5.95%, 1/1/2011	1,750,000	1,903,860
Vista, California, Multi-Family Housing, Pepperwood Apartments Project, RB, Series A, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	2,305,000	2,358,290
		93,689,406
Colorado 5.1%
Adams County, Colorado, Multi-Family Housing Revenue, RB, Series A, FNMA, 1.05%, 1/15/2014 (d)	6,250,000	6,250,000
Arapahoe County, Colorado, Public Housing Revenue Rent Housing, Hunters Run, RB, FHLMC, 1.05%, 8/1/2031 (d)	15,700,000	15,700,000
Aurora, Colorado, Industrial Development Revenue, RB, Series A, 5.375%, 12/1/2011	365,000	370,895
Aurora, Colorado, Single Family Mortgage Revenue, RB, Series A, 7.3%, 5/1/2010	40,000	40,153
Central Platte Valley, Colorado, Core City GO, Metropolitan District, Series A, Mandatory Put @ 100, 5.0%, 12/1/2009 (c)	1,750,000	1,901,148
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center, RB, ACA, 6.6%, 1/15/2020	400,000	413,316
Colorado Housing & Finance Authority, Multi-Family Housing Program, RB, Series C, AMT, 3.95%, 10/1/2008	800,000	835,528
Colorado Housing & Finance Authority, Multi-Family Housing Program, RB, FNMA, 1.05%, 2/15/2028 (d)	1,515,000	1,515,000
Colorado Housing & Finance Authority, Single Family Housing Program, RB, Series B, 4.625%, 11/1/2005	10,000	10,000
Colorado, Core City GO, 4.625%, 12/1/2013	85,000	85,228
Colorado, Housing & Finance Authority, Single Family Housing Revenue, RB, Series B, 4.875%, 4/1/2007	105,000	106,683
Colorado, Single Family Housing Revenue, Housing & Finance Authority, RB, AMT, MBIA: 5.0%, 5/1/2032	3,000,000	3,112,770
5.2%, 12/1/2005	725,000	766,376
Colorado, Single Family Housing Revenue, Housing & Finance Authority, RB, Series A-2, AMT, 7.25%, 5/1/2027	630,000	650,897
Colorado, Sports, Expo & Entertainment Revenue, GO, RADIAN:
Series A, 5.625%, 12/15/2016	500,000	536,365
Series B, 5.625%, 12/15/2016	1,250,000	1,340,913
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, MBIA, 4.9%, 9/1/2010	4,500,000	4,882,320
Colorado, Water & Sewer Revenue, Metropolitan District, RB, Series B, Mandatory Put @ 100, 5.45%, 12/1/2004 (c)	250,000	259,615
Denver, Colorado, City and County Single Family Mortgage Revenue, RB, AMT, GNMA, 0.0%, 8/1/2029 (b)	15,125,000	3,312,678
Dove Valley, Colorado, County GO, Metropolitan District, Mandatory Put @ 100, 2.875%, 11/1/2004 (c)	205,000	208,530
El Paso County, Colorado, Public Housing Revenue, RB, Series A, AMT, GNMA, 4.1%, 12/20/2012	600,000	609,076
Pueblo County, Colorado, COP, 6.25%, 12/1/2010	1,460,000	1,611,592
		44,519,083
Connecticut 3.7%
Bridgeport, Connecticut, Core City GO, Series B, 2.1%, 1/15/2004 (g)	16,685,000	16,689,170
Connecticut Health & Educational Facilities, Lutheran General Health Care System, RB, ETM, 7.25%, 7/1/2004	20,000	20,688
Mashntucket, Connecticut, Western Pequot Tribe, RB, Series A, Prerefunded @ 101, 144A, 6.4%, 9/1/2007 (e)	9,085,000	10,350,450
Stamford, Connecticut, Multi-Family Housing Revenue, Housing Authority, RB, AMT, 4.75%, 12/1/2028	5,125,000	5,347,989
		32,408,297
Delaware 0.6%
Delaware Economic Development Authority Revenue, Osteopathic Hospital Association of Delaware, RB, Prerefunded @ 102, 9.5%, 7/1/2004 (e)	2,200,000	2,339,985
Delaware Economic Development Authority Revenue, Delmarva Power & Light Co., RB, Mandatory Put @ 100, AMT, 5.65%, 7/1/2010 (c)	825,000	870,317
Delaware, Health Facilities Authority, RB, Series B, Prerefunded @ 101, MBIA, 6.5%, 10/1/2006 (e)	1,875,000	2,117,963
Delaware, Single Family Housing Revenue, Housing Authority, RB, Series A, AMT, 5.3%, 1/1/2026	410,000	422,616
		5,750,881
District of Columbia 1.2%
District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, RB, AMT, GNMA, 5.2%, 2/20/2009	300,000	321,117
District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, RB, AMT, FHA, 5.6%, 11/1/2010	1,135,000	1,249,204
District of Columbia, Higher Education Revenue, RB, AMBAC, 5.75%, 10/1/2016	5,985,000	6,596,846
District of Columbia, Sales & Special Tax Revenue, Convention Center Authority, RB, 5.25%, 10/1/2014	2,500,000	2,716,450
		10,883,617
Florida 3.9%
Brevard County, Florida, Health Facility Revenue Authority, Courtenay Springs Village, RB, ETM, 7.375%, 11/15/2004	190,000	196,063
Brevard County, Florida, Housing Finance Authority, Homeowner Mortgage Revenue, RB, Series B, GNMA, 6.5%, 9/1/2022	536,000	573,295
Brevard County, Florida, Multi-Family Housing Revenue, RB, Series A, Mandatory Put @ 100, FNMA, 6.9%, 2/1/2007 (c)	2,540,000	2,687,269
Broward County, Florida, Water & Sewer Revenue, RB, Prerefunded @ 100, 6.875%, 9/1/2006 (e)	165,000	183,275
Dade County, Florida, Port Authority Revenue, RB, Series C, Prerefunded @ 100, 5.5%, 4/1/2007 (e)	305,000	322,980
Dade County, Florida, Single Family Housing Revenue, Housing Financial Authority, RB, Series B-1, GNMA/FNMA, 6.1%, 4/1/2027	131,879	141,419
Daytona Beach, Florida, Water & Sewer Revenue, RB, Series 1978, ETM, 6.75%, 11/15/2007	140,000	161,441
Florida Board of Public Education, GO, Series C, ETM, 6.0%, 5/1/2004	1,000,000	1,005,000
Florida Board of Public Education, GO, ETM, 6.2%, 5/1/2006	500,000	502,500
Florida Housing Finance Agency, Multi-Family Housing Revenue, RB, 5.5%, 11/1/2005	160,000	160,035
Florida Housing Finance Agency, Single Family Mortgage, RB, AMT, GNMA/FNMA:
Series A, 6.55%, 7/1/2014	570,000	588,212
Series B, 6.55%, 7/1/2017	365,000	375,158
Florida, Multi-Family Housing Revenue, RB, 7.0%, 12/1/2024	2,500,000	2,509,600
Florida, Multi-Family Housing Revenue, Housing Finance Corp. RB, Series I-A, FHLMC, 1.05%, 7/1/2031 (d)	2,000,000	2,000,000
Hillsborough County, Florida, Port District Revenue, Second Lien, RB, MBIA:
0.0%, 12/1/2008 (b)	1,565,000	1,162,607
0.0%, 6/1/2010 (b)	1,565,000	1,063,965
0.0%, 12/1/2012 (b)	1,365,000	800,491
Hillsborough County, Florida, RB, MBIA, 0.0%, 6/1/2012 (b)	1,215,000	733,896
Hillsborough County, Florida Utility Refunding Revenue, RB, ETM, MBIA, 9.75%, 12/1/2003	265,000	266,913
Jacksonville, Florida, Electric Revenue, Electric Authority, RB, Series 3-B, 4.2%, 10/1/2009	6,000,000	6,032,760
Miami-Dade County, Florida, Public Housing Revenue, RB, FSA, 3.9%, 12/1/2008 (g)	250,000	252,575
North Miami, Florida, Water & Sewer Revenue, RB, 5.3%, 8/1/2005	750,000	764,010
Orange County, Florida, Housing Finance Authority, Multi-Family Revenue, Palm Grove, RB, Series H, FNMA, 3.5%, 1/1/2006 (g)	100,000	100,788
Orange County, Florida, Housing Finance Authority, Multi-Family Revenue, Sun Lake Apartments Project, RB, Series B, Mandatory Put @ 100, FNMA, 5.375%, 11/1/2005 (c)	315,000	320,727
Pinellas County, Florida, Single Family Housing Revenue, Housing Authority, RB, FSA, 4.6%, 12/1/2010	7,580,000	7,857,883
Tampa, Florida, RB, ETM, 5.75%, 12/1/2007	2,750,000	3,006,988
Tampa, Florida, Water & Sewer, RB, ETM, 0.0%, 10/1/2005 (b)	135,000	130,739
		33,900,589
Georgia 6.7%
Atlanta, Georgia, Urban Residential Finance Authority, Multi-Family Revenue, COP, Mandatory Put @ 100, LOC, 4.0%, 10/1/2006 (c)	15,335,000	15,765,453
Atlanta, Georgia, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Garden Apartments Project, RB, AMT, FNMA, 5.1%, 10/1/2006	365,000	380,348
Augusta-Richmond County, Georgia, Coliseum Revenue Authority, RB, ETM, 6.3%, 2/1/2010	270,000	304,376
Canton, Georgia, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, RB, AMT, FNMA, 4.9%, 3/1/2008	350,000	374,483
Chatham County, Georgia, Hospital & Healthcare Revenue, RB, AMBAC, 5.25%, 1/1/2016	250,000	266,438
Clayton County, Georgia, Multi-Family Housing Revenue, RB, 1.05%, 7/1/2032 (d)	5,900,000	5,900,000
Cobb County, Georgia, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, RB, Mandatory Put @ 100, FNMA, 4.75%, 3/1/2012 (c)	2,940,000	3,021,938
Conyers, Georgia, Multi-Family Housing Revenue, RB, 5.6%, 10/1/2039	2,165,000	2,177,860
Conyers, Georgia, Multi-Family Housing Revenue, Housing Authority, RB, Series I-A, 5.95%, 10/1/2039	1,000,000	1,023,470
Decatur, Georgia, Industrial Development Revenue, Downtown Development Authority, RB, 5.15%, 11/1/2008	2,175,000	2,202,057
Dekalb County, Georgia, Industrial Development Authority, RB, LOC, 5.4%, 11/1/2003	65,000	65,000
DeKaulb County, Georgia, Multi-Family Housing Revenue, Multi-Family Housing, RB, Series A, Mandatory Put @ 100, FNMA, 4.55%, 12/1/2008 (c)	250,000	262,555
Douglas County, Georgia, Housing Authority Multi-Family Housing Revenue, Millwood Park Apartments, RB, AMT, FNMA, 5.1%, 1/1/2009	320,000	340,141
Fulton County, Georgia, Housing Authority, Single Family Mortgage, RB, Series A, AMT, GNMA, 6.2%, 3/1/2013	30,000	30,016
Fulton County, Georgia, Multi-Family Housing Revenue, Multifamily Housing, RB, Series B, 1.05%, 10/1/2025 (d)	140,000	140,000
Marietta, Georgia, Housing Authority Multi-Family Housing Revenue, Ridge Point Apartments Project, RB, Series A, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	2,630,000	2,691,489
Marietta, Georgia, Housing Authority Multi-Family Housing Revenue, Wood Knoll, Gables Realty LP, RB, Mandatory Put @ 100, 4.75%, 7/1/2004 (c)	4,275,000	4,338,612
Roswell, Georgia, Multi-Family Housing Revenue, Multi-Family Housing Authority, RB, FNMA, 1.05%, 11/15/2032 (d)	19,080,000	19,080,000
		58,364,236
Idaho 0.8%
Bingham County, Idaho, Industrial Development Revenue, Industrial Development Corporations Idaho Supreme Potatoes, Inc., RB, AMT: 4.95%, 11/1/2003	240,000	240,000
5.05%, 11/1/2004	260,000	268,557
Idaho Falls, Idaho, Electric Revenue, Electric, RB, ETM, 10.25%, 4/1/2006	190,000	213,856
Idaho Housing Agency, Single Family Mortgage, RB, Class I, AMT:
5.35%, 7/1/2021	300,000	309,294
5.45%, 7/1/2021	230,000	238,285
5.5%, 7/1/2021	300,000	309,501
5.6%, 7/1/2021	250,000	260,698
5.85%, 7/1/2020	370,000	387,871
Idaho Housing Agency, Single Family Mortgage, RB, Class III, AMT:
5.1%, 7/1/2023	300,000	298,065
5.15%, 7/1/2023	1,000,000	1,014,730
5.4%, 7/1/2021	225,000	232,328
5.95%, 7/1/2021	1,125,000	1,215,516
Idaho Housing Agency, Single Family Mortgage, RB, AMT:
Series G-2, 5.75%, 7/1/2021	80,000	85,445
Series G-2, 5.8%, 7/1/2020	500,000	522,865
Series E, 5.95%, 7/1/2020	400,000	421,380
Series B-2, 6.5%, 7/1/2025	115,000	115,695
Idaho Housing Agency, Single Family Mortgage, RB, Class III, AMT, Sub Series H-2, FHA:
5.1%, 7/1/2020	385,000	395,060
5.85%, 1/1/2014	515,000	554,295
		7,083,441
Illinois 5.2%
Chicago, Illinois, Core City GO, Tax Increment, Series A, ACA, 6.25%, 11/15/2013	500,000	559,895
Chicago, Illinois, Multi-Family Housing Revenue, RB, AMT, GNMA, 4.95%, 6/1/2005	140,000	146,369
Chicago, Illinois, Single Family Mortgage Revenue, RB, GNMA/FHLMC: 6.0%, 4/1/2026 (d)	2,050,000	2,190,159
6.3%, 9/1/2029	1,360,000	1,409,286
6.35%, 9/1/2029 (d)	785,000	847,219
Chicago, Illinois, Transportation/Tolls Revenue, Skyway Toll Bridge, RB, MBIA, 5.375%, 1/1/2016	3,320,000	3,618,966
East St. Louis, Illinois, Multi-Family Housing Revenue, RB, Series A, MBIA, 5.875%, 1/1/2006	60,000	61,410
Elgin, Illinois, Core City Go, 6.0%, 1/1/2013	1,000,000	1,147,190
Huntley, Illinois, Project Revenue, Installment Contract, RB, 5.85%, 12/1/2015	1,670,000	1,904,151
Huntley, Illinois, Sales & Special Tax Revenue, RB: 7.75%, 3/1/2028	5,530,000	5,915,939
7.75%, 3/1/2029	5,025,000	5,412,779
Series A, 6.45%, 3/1/2028	6,053,000	6,245,546
Illinois Health Facilities Authority Revenue, Midwest Physician Group Ltd. Project, RB, ETM, 7.5%, 11/15/2004	25,000	25,943
Illinois Health Facilities Authority Revenue, RB, Series A, FSA, 7.6%, 8/15/2010	506,000	523,482
Illinois Health Facilities Authority, Midwest Group Ltd., RB, ACA, 5.375%, 11/15/2008	2,360,000	2,606,927
Illinois Health Facilities Revenue Authority, Community Hospital of Ottawa Project, RB, 6.75%, 8/15/2014	300,000	309,138
Illinois Industrial Development Finance Authority, Rayner & Rinn-Scott Project, RB, AMT, LOC: 5.7%, 6/1/2004	170,000	173,528
6.35%, 6/1/2015	195,000	208,049
Illinois Industrial Development Finance Authority, RB, Mandatory Put @ 100, AMBAC, 3.05%, 2/1/2008 (c)	600,000	611,610
Illinois Onterie Center Housing Finance Corp., Onterie Center Project, RB, MBIA / FHA: 7.0%, 7/1/2012	2,780,000	2,826,204
7.05%, 7/1/2027	1,000,000	1,008,270
Illinois Toll Highway Authority, RB, Prerefunded @ 100, 6.75%, 7/1/2006 (e)	257,000	281,603
Illinois, Health Facilities Authority Revenue, RB, 5.25%, 11/15/2013	1,000,000	1,085,270
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, RB, ETM, 7.25%, 8/1/2006	90,000	98,480
Illinois, Higher Education Revenue, Development Financial Authority, RB, Series B, 4.625%, 5/15/2006	540,000	568,269
Illinois, Higher Education Revenue, Educational Facilities Authority, RB, Series A, 2.5%, 3/1/2004	150,000	150,555
McCook, Illinois, Hospital & Healthcare Revenue, RB, Mandatory Put @ 100, 5.1%, 12/1/2004 (c)	780,000	782,145
Normal, Illinois, Multi-Family Housing Revenue, Multifamily, RB, FNMA, 3.75%, 12/1/2013	1,775,000	1,774,059
Northern Illinois University, RB, ETM, 7.125%, 4/1/2005	135,000	141,865
Palatine County, Illinois, Tax Increment Revenue, Dundee Road Redevelopment Project, Tax Allocation Bond, AMBAC, 5.25%, 1/1/2017	1,500,000	1,526,250
Rockford, Illinois, Hospital Facility Revenue, Swedish-Amern Hospital Association, RB, ETM, 7.25%, 4/1/2004	165,000	169,275
Urbana, Illinois, Residential Mortgage Revenue, RB, ETM, 7.3%, 9/1/2006	1,540,000	1,624,315
		45,954,146
Indiana 3.6%
Fort Wayne, Indiana, Hospital Revenue Authority, Parkview Memorial Hospital, RB, ETM, 6.5%, 1/1/2005	330,000	340,976
Gary, Indiana, Special Tax, RADIAN: 3.25%, 2/1/2009	1,000,000	999,250
4.0%, 2/1/2008	740,000	776,623
Indiana Bond Bank Revenue, State Revolving Fund Program, RB, 6.0%, 2/1/2016	1,650,000	1,701,414
Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Improvements Project, RB, MBIA, 6.4%, 5/1/2012	2,000,000	2,060,600
Indiana Health Facility Financing Authority, Hospital Revenue, Union Hospital Inc., RB, MBIA, 5.125%, 9/1/2018	6,000,000	6,136,680
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	3,018,017
Indiana Transportation Finance Authority, Airport Facilities Lease Revenue, RB, Series A, 6.5%, 11/1/2007	960,000	973,094
Indiana, Transportation/Tolls Revenue, Toll Finance Authority, RB, 5.0%, 7/1/2014	1,000,000	1,000,570
Indianapolis, Indiana, Industrial Economic Development Authority, Knob in the Woods Project, RB, Mandatory Put @ 100, AMT, FNMA, 6.375%, 12/1/2004 (c)	2,735,000	2,845,986
Indianapolis, Indiana, Industrial Economic Development Authority, RB, FNMA, 5.4%, 12/1/2004	210,000	213,767
Indianapolis, Indiana, Local Public Improvement, RB, ETM, 7.9%, 2/1/2007	370,000	402,889
Jasper, Indiana, Hospital & Healthcare Revenue, Hospital Authority Facility, RB, RADIAN, 3.4%, 11/1/2007	1,470,000	1,522,905
Lawrence, Indiana, Multi-Family Housing Revenue, Pinnacle Apartments Project, RB, Mandatory Put @ 100, AMT, FNMA, 5.15%, 1/1/2008 (c)	2,965,000	3,124,280
Lawrence, Indiana, Multi-Family Housing Revenue, Series A, 3.0%, 7/1/2004	1,425,000	1,426,140
Michigan City, Indiana, Area Schools Participation Certificates, COP, AMBAC, 5.8%, 6/15/2004	1,290,000	1,307,789
Northwest Allen, Indiana, Building Corp., First Mortgage, RB, MBIA, 5.5%, 6/1/2015	1,730,000	1,860,805
Porter County, Indiana, Hospital & Healthcare Revenue, Porter Memorial Hospital, RB, FGIC, 5.4%, 6/1/2007	1,060,000	1,084,645
Tipton, Indiana, School District GO, School Building Corp., FSA, 5.55%, 7/15/2012	335,000	379,237
Vigo County, Indiana, Hospital Authority, RB, ETM, 6.875%, 4/1/2004	55,000	56,337
Wells County, Indiana, Hospital Authority Revenue, RB, ETM, 7.25%, 4/1/2009	215,000	242,864
		31,474,868
Iowa 0.0%
Muscatine, Iowa, Electric Revenue, RB, ETM, 6.5%, 1/1/2004	110,000	111,008
Kansas 1.4%
Kansas City, Kansas, Hospital Revenue, RB, ETM, 7.5%, 6/1/2004	65,000	67,438
Kansas City, Kansas, Multi-Family, Rainbow Heights Apartments, RB, FNMA, 4.95%, 12/1/2007	1,090,000	1,124,531
Lenexa, Kansas, Multi-Family Housing Revenue, RB, Series A, FNMA, 1.05%, 2/1/2023 (d)	8,155,000	8,155,000
Prairie Village, Kansas, Multi-Family Housing Revenue, Series PJ, 1.05%, 11/1/2030 (d)	300,000	300,000
Shawnee, Kansas, Multi-Family Housing Revenue, Prairie Lakes Apartments, RB, AMT, FNMA, 4.35%, 2/1/2013	1,270,000	1,279,754
Wellington, Kansas, Water & Sewer Revenue, Electric Waterworks and Sewer, Utility System, RB, AMBAC, 7.05%, 5/1/2006	775,000	840,178
Wichita, Kansas, Hospital Revenue, RB, ETM: 6.0%, 7/1/2004	105,000	108,457
7.0%, 3/1/2006	330,000	351,067
		12,226,425
Kentucky 0.4%
Kentucky Rural Economic Development Authority, Whiting Manufacturing Project Co., RB, Optional Put @ 100, AMT, LOC, 5.5%, 12/1/2004 (d) (f)	800,000	802,160
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Projects, RB, MBIA, 5.4%, 1/1/2009	45,000	45,068
Kentucky, Turnpike Authority, Prerefunded, RB, 5.5%, 7/1/2007 (e)	80,000	86,975
Kentucky, Water & Sewer Revenue, Rural Water, RB, 1.2%, 10/1/2006	2,300,000	2,299,448
Louisville, Kentucky, Multi-Family Housing Revenue, RB, FNMA, 5.15%, 7/1/2009	70,000	75,273
		3,308,924
Louisiana 1.5%
Jefferson, Louisiana, Hospital & Healthcare Revenue, Hospital Service, Subject to Crossover Refunding @ 100, RB, FGIC, 5.25%, 12/1/2005	1,000,000	1,061,340
Louisiana Health Education Authority, Alton Ochsner Medical Foundation Issue-A, RB, ETM, 8.75%, 5/1/2005	240,000	256,946
Louisiana Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, RB, ETM, 7.875%, 7/1/2009	270,000	314,871
Calcasieu Parish, Louisiana, Single Family Housing Revenue, Single Family Mortgage, RB, Series A, GNMA, FNMA, 6.05%, 4/1/2032	2,540,000	2,677,795
Louisiana, State Revenue Lease, Military Department, RB, 4.6%, 5/1/2023	4,950,000	4,821,053
Louisiana, Transportation/Tolls Revenue, RB, Prerefunded @ 100, 6.125%, 5/1/2005 (e)	2,736,428	2,939,526
Orleans, Louisiana, Water & Sewer Revenue, Levee District, RB, FSA, 5.95%, 11/1/2015	710,000	792,374
		12,863,905
Maine 5.5%
BFL Funding IV LLC, 144A, 5.95%, 3/1/2010 (g)	1,882,291	1,965,808
BFL Funding VI LLC, AMBAC, 144A, 4.0%, 4/1/2008 (g)	44,390,185	44,552,653
Bucksport, Maine, Solid Waste Disposal Revenue, Champ International Corp. Project, RB, 6.25%, 5/1/2010	440,000	445,320
Maine Finance Revenue Authority, Electronic Rate Stabilization, RB, AMT, FSA, 5.2%, 7/1/2018	955,000	991,080
Maine Hospital & Healthcare Revenue, RB, ETM, 6.625%, 9/1/2005	15,000	15,613
		47,970,474
Maryland 1.9%
Anne Arundel County, Maryland, Multi-Family Housing Revenue, RB, Series A, MBIA, 5.875%, 7/1/2011	160,000	162,981
Montgomery County, Maryland, Multi-Family Housing Revenue, RB, 1.05%, 11/1/2007 (d)	12,350,000	12,350,000
Prince Georges County, Maryland, Multi-Family Housing Revenue, Housing Authority, RB, Series A, 5.4%, 3/20/2005	110,000	112,505
Prince Georges County, Maryland, Public Housing Revenue, Medical Housing Authority, RB, Series A, GNMA, AMT: 3.9%, 8/20/2012	515,000	524,651
5.6%, 12/1/2034	750,000	796,320
Prince Georges County, Maryland, Single Family Housing Revenue, RB, AMT, GNMA/FNMA/FHLMC, 7.4%, 8/1/2032	2,340,000	2,357,222
		16,303,679
Massachusetts 0.7%
Dartmouth, Massachusetts, Housing Development Corp., CrossRoads Apartments, RB, Series A, MBIA / FHA, 4.85%, 7/1/2009	390,000	391,143
Massachusetts Airport Revenue, Port Authority, RB, Series B, FSA, 5.25%, 7/1/2014	1,385,000	1,472,143
Massachusetts Development Finance Agency, Curry College, RB, Series A, ACA:
4.1%, 3/1/2004	45,000	45,374
4.6%, 3/1/2009	100,000	105,754
Massachusetts Development Finance Agency, Northern Berkshire Community College, RB, Series A, ACA:
5.75%, 8/15/2008	400,000	447,780
5.75%, 8/15/2009	400,000	448,172
5.75%, 8/15/2010	450,000	496,607
Massachusetts Health and Educational Facilities Authority Revenue, RB, Series C, MBIA-IBC, 7.375%, 7/1/2008	60,000	60,305
Massachusetts Higher Education Revenue, Curry College, RB, Series A, ACA, 3.875%, 3/1/2015	770,000	737,568
Massachusetts Hospital & Healthcare Revenue, Health & Educational Facilities Authority, RB, Series A, 5.625%, 7/1/2014	250,000	261,813
Massachusetts Hospital & Healthcare Revenue, Health & Educational Facilities, Series B, RB, 5.25%, 7/1/2008	250,000	255,518
Massachusetts Housing Finance Agency, Residential Development, RB, FNMA, 6.8%, 11/15/2012	255,000	258,200
Massachusetts, Industrial Finance Agency, Ames Safety Envelope Co., RB, AMT, LOC, 5.91%, 9/1/2005 (d)	55,000	58,006
Massachusetts, Industrial Finance Agency, Nashoba Brooks School Project, Prerefunded @ 102, 8.0%, 9/1/2004 (e)	390,857	418,678
Massachusetts, Single Family Housing Revenue, RB, AMT, 6.25%, 12/1/2028	695,000	715,113
		6,172,174
Michigan 1.3%
Detroit, Michigan, State GO, Series B, 6.375%, 4/1/2007	1,000,000	1,062,220
Detroit, Michigan, Water Supply System, RB, ETM, FGIC, 6.25%, 7/1/2012	185,000	190,602
Detroit, Michigan, Water Supply, RB, ETM, 8.875%, 1/1/2005	875,000	918,435
Michigan Higher Education Revenue, Higher Education Student Loan Authority, RB, Series XVII-I, AMT, AMBAC, 2.95%, 3/1/2008	1,000,000	1,004,030
Michigan Hospital & Healthcare Revenue, Hospital Financial Authority, RB, Series B, Mandatory Put @ 100, 5.05%, 11/15/2004 (c)	500,000	519,155
Michigan Hospital Finance Authority Revenue, St. Joseph Mercy Hospital Project, RB, ETM, 7.0%, 7/1/2005	195,000	206,714
Michigan Housing Development Authority, Multi-Family Revenue, RB, GNMA, 5.2%, 8/20/2005 (g)	29,000	29,755
Michigan Housing Development Authority, Parkway Meadows Project, RB, FSA, 6.625%, 10/15/2006	1,105,000	1,145,741
Michigan Multi-Family Housing Revenue, Housing Development Authority, RB, FNMA, 1.08%, 8/15/2032 (d)	4,155,000	4,155,000
Michigan Strategic Fund Limited, Obligation Revenue, Ford Motor Co., RB, 7.1%, 2/1/2006	125,000	134,435
Michigan Strategic Fund Limited, Obligation Revenue, Friendship Associates, RB, Series A, GNMA, 3.8%, 6/20/2005 (g)	410,000	414,449
Michigan Strategic Fund Limited, Obligation Revenue, United Jewish Project, RB, LOC, 5.75%, 1/1/2012	1,800,000	1,785,978
		11,566,514
Minnesota 0.6%
Cambridge, Minnesota, Mortgage Revenue, Health Care Center, RB, Series A, GNMA, 5.4%, 11/20/2005	130,000	134,697
Minnesota Higher Education Facilities Authority Revenue, Carleton College, RB, 5.625%, 3/1/2007	155,000	157,213
Minnesota, Multi-Family Housing Revenue, RB, AMT, FHA, 4.7%, 1/1/2038	880,000	820,054
Minnesota, Single Family Housing Revenue, Housing Finance Agency, RB, 5.2%, 1/1/2017	2,425,000	2,523,310
Monticello, Minnesota, School District #882, GO, MBIA, 5.4%, 2/1/2015	1,500,000	1,595,760
St. Paul, Minnesota, Port Authority, Hospital Revenue, RB, ETM, 7.75%, 7/1/2004	125,000	130,546
		5,361,580
Mississippi 0.5%
Corinth & Alcorn County, Mississippi, Magnolia Regional Health Center, RB, Series A, 5.0%, 10/1/2008	1,725,000	1,819,513
Mississippi Business Finance Corp., Landau Uniforms Project, RB, AMT, LOC:
5.8%, 9/1/2004	260,000	263,341
5.9%, 9/1/2005	265,000	268,373
Mississippi Business Finance Corp., Wesley Manor Retirement Community, RB, GNMA, 6.4%, 11/20/2007 (g)	20,000	21,544
Mississippi Single Family Housing Revenue, RB, AMT, GNMA/FNMA, 6.3%, 6/1/2031	1,505,000	1,581,574
		3,954,345
Missouri 3.8%
Brentwood, Missouri, Tax Increment Revenue, RADIAN, 4.7%, 4/1/2019	475,000	478,933
Des Peres, Missouri, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	1,975,000	1,905,875
Jackson County, Hospital & Healthcare Revenue, St. Joseph Hospital, RB, ETM, 7.5%, 6/1/2010	1,495,000	1,742,931
Kansas City, Missouri, Core City GO, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	112,594
Kansas City, Missouri, Individual Development Authority, Multi-Family Housing Revenue, RB, FHLMC, 1.05%, 11/1/2030 (d)	20,150,000	20,150,000
Kansas City, Missouri, Individual Development Authority, Multi-Family Housing Revenue, RB, FHLMC,
Kansas City, Missouri, Individual Development Authority, Multi-Family Housing, Jazz Hill Homes Project, RB, Series B, AMT, GIC, 4.75%, 1/1/2005	2,000,000	1,991,140
Missouri Development Finance Board, Greater St. Louis Project, RB, LOC, 4.9%, 9/1/2010	685,000	727,367
Missouri Housing Development Community, Single Family Mortgage, RB, AMT, GNMA: 6.625%, 12/1/2017	120,000	120,491
7.45%, 9/1/2031	605,000	634,306
Missouri Housing Development Community, Single Family Mortgage, RB, Series C, GNMA, 6.55%, 9/1/2028	390,000	410,764
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, ACA, 4.6%, 3/1/2007 (g)	590,000	599,021
Missouri, Single Family Housing Revenue, Housing Development, RB, Series B-2, AMT, GNMA/FNMA, 5.75%, 3/1/2019	20,000	20,490
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage Revenue, Series A-2, GNMA/FNMA, 7.3%, 3/1/2028	1,460,000	1,503,858
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage Revenue, RB, Series C, AMT, GNMA/FNMA, 7.25%, 9/1/2026	780,000	798,829
St. Charles County, Missouri, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, RB, AMT, LOC, 5.4%, 11/15/2016	1,480,000	1,480,607
St. Louis County, Missouri, Multi-Family Housing Revenue, Industrial Development Authority, RB, 5.2%, 11/15/2029	400,000	405,516
St. Louis County, Missouri, Single Family Mortgage, RB, AMBAC, 9.25%, 10/1/2016	60,000	60,626
St. Louis, Missouri, Public Housing Revenue, Industrial Development Authority, Maryville Gardens Associates, RB, Series B, GNMA, 5.3%, 12/20/2012 (g)	215,000	216,838
St. Louis, Missouri, Public Housing Revenue, Industrial Development Authority, St. Raymond Apartments Associates, RB, Series B, GNMA, 5.3%, 12/20/2012 (g)	210,000	211,178
		33,571,364
Montana 0.3%
Great Falls, Montana, Multi-Family Housing Revenue, RB, Mandatory Put @100, AMT, 4.9%, 1/1/2008 (c)	1,975,000	2,077,206
Montana Higher Education Assistance, RB, Series C, AMT, 5.95%, 12/1/2012	615,000	623,296
		2,700,502
Nebraska 0.6%
Clay County, Nebraska, Industrial Development Revenue, Hybrids Cooperative Project, RB, AMT, LOC, 4.75%, 3/15/2009	1,000,000	1,041,040
Fillmore County, Nebraska, Industrial Development Revenue, Omalley Grain Inc. Project, RB, AMT, LOC: 4.2%, 12/1/2003	155,000	155,298
4.3%, 12/1/2004	150,000	153,602
4.4%, 12/1/2005	170,000	177,099
4.5%, 12/1/2006	175,000	182,851
4.6%, 12/1/2007	185,000	191,751
4.7%, 12/1/2008	190,000	195,561
Nebhelp Inc., Nebraska, Student Loan Program, RB, MBIA, AMT, 5.875%, 6/1/2014	1,580,000	1,589,322
Nebraska Investment Finance Authority, Multi-Family Housing, Old Cheney Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.5%, 12/1/2005 (c)	1,440,000	1,472,630
		5,159,154
Nevada 1.6%
Clark County, Nevada, Industrial Development Revenue, Nevada Power Company, RB, AMBAC, 7.2%, 10/1/2022	6,630,000	6,974,760
Humboldt County, Nevada, Pollution Control Revenue, Idaho Power Co. Project, RB, 8.3%, 12/1/2014	810,000	838,836
Nevada Housing Division, Multi Unit Housing Revenue, RB, Series A, AMT, FNMA, 6.45%, 10/1/2004	35,000	35,321
Nevada Housing Division, Multi Unit Housing Revenue, RB, Series B-1, 5.25%, 10/1/2017	1,685,000	1,760,859
Nevada Housing Division, Multi Unit Housing Revenue, RB, Series C-2, AMT, 5.2%, 4/1/2030	800,000	812,632
Nevada Housing Division, Single Family Mortgage, RB, Series A, AMT, 5.15%, 10/1/2014	190,000	194,053
Nevada, GO, Series A, 5.6%, 7/15/2006	1,000,000	1,039,540
Nevada, Single Family Housing Revenue, Housing Division, RB, Series A-2, AMT, 5.2%, 10/1/2018	1,325,000	1,376,967
Washoe, Nevada, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, RB, MBIA / FHA, 6.875%, 7/1/2021	40,000	40,200
Washoe, Nevada, Public Safety Training, COP, AMBAC, 4.875%, 9/1/2010	1,055,000	1,124,145
		14,197,313
New Hampshire 0.7%
New Hampshire Higher Educational & Health Authority, River College, 4.65%, 1/1/2004	125,000	125,594
New Hampshire Higher Educational & Health Facilities Revenue Authority, Elliot Hospital Manchester, RB, ETM, 6.7%, 10/1/2004	10,000	10,043
New Hampshire Higher Educational & Health Facilities Revenue Authority, Kendal at Hanover Issue, RB, LOC, 5.8%, 10/1/2012	1,000,000	1,003,560
New Hampshire Higher Educational & Health Facilities Revenue Authority, St. Anselm College, RB, 6.375%, 7/1/2023	2,205,000	2,237,391
New Hampshire Housing Finance Authority, RB, AMT, LOC, 6.125%, 1/1/2018	90,000	90,071
New Hampshire Housing Finance Authority, Single Family Housing Revenue, RB, 4.4%, 7/1/2023 (g)	2,260,000	2,282,690
		5,749,349
New Jersey 0.5%
Keansburg, New Jersey, Elderly Housing Mortgage Revenue, RB, HUD Section 8, 5.625%, 3/1/2011	400,000	410,036
Livingston, New Jersey, School District Revenue, Board of Education, COP, 144A, 3.8%, 8/1/2014	1,339,259	1,327,527
New Jersey Transportation Corp., Capital Grant Anticipation Notes, RB, Series A, AMBAC, 4.5%, 2/1/2004	1,250,000	1,253,588
New Jersey, Higher Education Revenue, Educational Facilities Authority, RB, Series G, 4.875%, 7/1/2004	280,000	284,805
New Jersey, State GO, Educational Facilities Authority Revenue, RB, Series B, 5.0%, 7/1/2008	1,060,000	1,137,846
New Jersey, State GO, Woodbridge Turnpike Fire District, 3.125%, 7/1/2005	145,000	147,754
		4,561,556
New Mexico 0.9%
Albuquerque, New Mexico, Class B-2, CMO, FGIC, 0.0%, 5/15/2011 (b)	565,000	316,745
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, RB, AMT, 6.5%, 1/1/2018	690,300	721,184
New Mexico, Student Loans Revenue, RB, Series IV-B, 7.45%, 3/1/2010	2,130,000	2,236,521
New Mexico, Student Loans Revenue, Educational Assistance, RB, Series IV-A1, AMT, 6.7%, 3/1/2006	4,415,000	4,483,521
		7,757,971
New York 1.3%
Albany, New York, Multi-Family Housing Revenue, Industrial Development Agency Housing Revenue, RB, Series B, AMT, FNMA, 4.5%, 1/15/2015	1,420,000	1,446,227
Hempstead, New York, Higher Education Revenue, RB, 4.2%, 2/1/2008	240,000	251,822
New York Dormitory Authority Revenues, Capital Appreciation, RB, Series C, FSA A, 5.0%, 6/1/2010	1,135,000	1,183,623
New York Dormitory Authority Revenues, St. Luke's Roosevelt Hospital, RB, Series A, FHA, 4.8%, 8/15/2005	150,000	152,133
New York, New York, Higher Education Revenue, Dormitory Authority, Series A, RB, 5.25%, 5/15/2013	585,000	635,257
New York, New York, Hospital & Healthcare Revenue, Dormitory Authority, RB, 5.25%, 7/1/2012	3,000,000	3,190,800
New York, New York, Series 2002-B, 7.5%, 2/1/2006	1,135,000	1,167,518
New York, New York, Series C, ETM, 7.25%, 2/1/2006	1,000,000	1,014,760
New York, New York, State GO, Series B, 7.5%, 2/1/2004	1,080,000	1,092,582
New York, Port Authority Revenue, Port Authority Special Obligation Revenue, RB, Series 6, AMT, MBIA, 6.0%, 12/1/2006	740,000	820,867
New York, Sports, Expo & Entertainment Revenue, Dorm Authority, RB, Series C, 0.0%, 7/1/2004 (b)	280,000	277,794
		11,233,383
North Carolina 0.7%
Fayetteville, North Carolina, Water & Sewer Revenue, Public Works Commission, RB, FGIC, 4.75%, 3/1/2014	5,300,000	5,302,756
Mecklenburg County, North Carolina, Multi-Family Housing Revenue, RB, FNMA, 3.5%, 1/1/2012	550,000	537,730
		5,840,486
North Dakota 0.0%
Minot, North Dakota, Health Care Facilities, RB, ETM, 6.5%, 9/1/2007	125,000	137,558
Ohio 1.9%
Bowling Green, Ohio, Multi-Family Revenue, Village Apartments, RB, GNMA, 4.75%, 9/20/2011	320,000	334,717
Cleveland, Ohio, Airport Systems Revenue, RB, Series C, FGIC, 7.95%, 1/1/2004 (g)	5,000	5,051
Cleveland, Ohio, Sales & Special Tax Revenue, RB, 6.5%, 9/15/2014	135,000	137,817
Cuyahoga County, Ohio, Individual Development Revenue, Chippewa, RB, FHA, 6.6%, 8/1/2015	250,000	256,650
Cuyahoga County, Ohio, Multi-Family Housing Revenue, RB, Series A, AMT, GNMA, 3.6%, 10/20/2013	2,105,000	2,007,917
Dayton, Ohio Hospital Revenue, Good Samaritan, RB, ETM, 6.0%, 12/1/2005	260,000	271,791
Franklin County, Ohio, Multi-Family Revenue, Lincoln Park Project, RB, AMT, GNMA, 5.65%, 4/20/2013	385,000	408,331
Greene County, Ohio, Higher Education Revenue, Ohio University, RB, Series B, ACA, 5.0%, 9/1/2004 (g)	95,000	95,737
Lima, Ohio, Hospital & Healthcare Revenue, RB, ETM, 7.5%, 11/1/2006	315,000	343,508
Lorain County, Ohio, Hospital Finance Authority, Humility Of Mary Health Care, RB, Series A, Prerefunded @ 100, 5.9%, 6/15/2005 (e)	4,520,000	4,627,440
Lucas County, Ohio, Northgate Apartments, RB, Series A, MBIA, 5.35%, 7/1/2010	270,000	275,648
Lucas County, Ohio, Riverside Hospital Project, RB, ETM, 6.95%, 8/1/2004	10,000	10,437
Lucas County, Ohio, Mercy Hospital Project, RB, ETM, 6.0%, 9/1/2004	190,000	195,088
Mason, Ohio, Health Care Facilities, MCV Health Care Facilities Project, RB, GNMA, 5.25%, 2/20/2020	45,000	46,184
Middletown, Ohio, Improvement Revenue, RB, ETM, 6.375%, 4/1/2006	45,000	48,017
Ohio Building Authority, Astro Instrumentation LLC, RB, AMT: 5.0%, 6/1/2015	485,000	486,164
5.45%, 6/1/2022	660,000	660,125
Ohio Housing Finance Agency, Single Family Mortgage, RB, Series A, BIGI, 5.75%, 4/1/2016	305,000	308,355
Ohio Public Housing Revenue, Capital Corp for Housing Mortgage Revenue, RB, Series A, FHA, 5.55%, 8/1/2024	1,110,000	1,111,499
Ohio Water Development Authority, Akron Ohio Project, RB, ETM, 8.0%, 12/1/2004	170,000	176,480
Ohio Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, RB, ETM, 6.375%, 6/1/2007	45,000	49,210
Ohio, Higher Education Revenue, Higher Educational Facilities, 2.3%, 11/15/2006	250,000	251,898
Ohio, Industrial Development Revenue, Economic Development, RB, 4.5%, 3/1/2010 (g)	3,935,000	3,942,672
Ohio, Industrial Development Revenue, Economic Development, RB, Series 4, 6.15%, 12/1/2005	145,000	153,593
Ohio, Industrial Development Revenue, Economic Development, RB, Series 4, AMT, 6.2%, 6/1/2006	150,000	158,135
Ohio, Multi-Family Housing Revenue, Housing Mortgage, RB, Series D, FHA, 4.8%, 8/1/2011	100,000	100,052
Ohio, Water & Sewer Revenue, RB, ETM, AMBAC, 7.25%, 12/1/2008	610,000	688,751
		17,151,267
Oklahoma 0.4%
Bryan County, Oklahoma, Economic Development Revenue Authority, Single Family Mortgage, RB, Series A, 8.6%, 7/1/2010	45,000	39,500
Canadian County, Oklahoma, Home Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, RB, Series B, AMT, GNMA, 5.5%, 9/1/2014	455,000	477,386
Comanche County, Oklahoma, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, RB, FNMA/FHA, 5.2%, 12/1/2013	560,000	587,614
Oklahoma City, Oklahoma, Hospital & Healthcare Revenue, Hospital Trust, RB, ETM, 6.4%, 2/1/2005	205,000	212,478
Oklahoma Environmental Finance, Public Service Co. of Oklahoma, RB, 5.9%, 12/1/2007	1,000,000	1,001,430
Oklahoma Turnpike Revenue Authority, RB, ETM, 4.7%, 1/1/2006	200,000	207,502
Stillwater, Oklahoma, Medical Center Authority, ETM, 6.3%, 1/1/2004	75,000	75,660
Tulsa County, Oklahoma, Individual Authority Health Care Revenue, St. Francis Hospital, Inc., RB, Series B, Mandatory Put @ 100, 5.15%, 12/15/2003 (c)	750,000	753,637
Tulsa, Oklahoma, Tulsa Industrial Revenue Authority, Hillcrest Medical Center, RB, ETM, 6.5%, 4/1/2007	430,000	469,199
		3,824,406
Oregon 0.6%
Clackamas County, Oregon, Hospital Facilities Authority, RB, Series B, GNMA, 3.95%, 4/20/2009 (g)	450,000	456,183
Oregon, Public Housing Revenue, Housing & Community Services Department, RB, Series A, AMT, FNMA, 4.0%, 8/1/2016	1,955,000	1,882,900
Portland, Oregon, Multi-Family Housing Revenue, Multi-Family Housing Authority Revenue, RB, AMT, LOC: 6.125%, 5/1/2017	1,545,000	1,607,974
6.3%, 5/1/2029	1,000,000	1,028,550
		4,975,607
Pennsylvania 9.2%
Allegheny County, Pennsylvania, Higher Education Revenue, Higher Education, RB, Series A, ACA: 4.55%, 11/15/2004	190,000	195,717
4.65%, 11/15/2005	125,000	131,790
Allegheny County, Pennsylvania, Hospital Development Authority Revenue, Allegheny General Hospital, RB, ETM, 6.75%, 5/1/2004	45,000	46,272
Allegheny County, Pennsylvania, Hospital Development Authority, North Hills Passavant Hospital, RB, ETM, 6.75%, 7/1/2005	65,000	68,721
Allegheny County, Pennsylvania, Hospital Development Authority, RB: 5.15%, 12/1/2009	2,675,000	2,841,920
5.2%, 12/1/2010	5,000,000	5,404,600
Allegheny County, Pennsylvania, RB, Mandatory Put @ 100, LOC, 1.875%, 5/1/2005 (c)	470,000	472,656
Allegheny County, Pennsylvania, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, RB, Series DD-2, AMT, GNMA, 4.8%, 11/1/2007	110,000	118,146
Allegheny Valley, Pennsylvania, School District, GO, ETM, 6.0%, 12/1/2003	10,000	10,042
Allentown, Pennsylvania, Hospital Authority, RB, ETM, 8.0%, 3/1/2009	150,000	175,548
Baldwin Whitehall, Pennsylvania, School Building Revenue Authority, RB, Prerefunded @ 100, Balance ETM, 6.7%, 11/15/2003 (e)	50,000	50,101
Beaver County, Pennsylvania, Industrial Development & Pollution Control Revenue Authority, RB, 6.0%, 5/1/2007	235,000	235,536
Bucks County, Pennsylvania, Saint Mary's Hospital Authority, RB, ETM, 6.625%, 7/1/2004	205,000	212,597
Butler, Pennsylvania, Area Sewer Authority, Sewer Revenue, RB, Prerefunded @ 100, 7.25%, 1/1/2004 (e)	545,000	550,085
Cambria County, Pennsylvania, County GO, Series A, 6.2%, 8/15/2021	200,000	211,062
Chester County, Pennsylvania, Health & Education Facility, Immaculate College, RB, 4.9%, 10/15/2004	355,000	355,763
Chester County, Pennsylvania, Hospital Authority, RB, ETM, 7.5%, 7/1/2009	20,000	23,080
Chester, Pennsylvania, Core City GO, RB, Series B, ACA, 5.8%, 12/1/2013	1,150,000	1,259,319
Delaware County, Pennsylvania, College Revenue Authority, Eastern College, RB, Series B: 4.75%, 10/1/2006	200,000	210,072
4.85%, 10/1/2007	205,000	216,095
4.95%, 10/1/2008	345,000	363,278
5.5%, 10/1/2019	650,000	643,851
Delaware County, Pennsylvania, College Revenue Authority, RB, Series A, RADIAN, 5.15%, 10/1/2013	300,000	312,531
Delaware County, Pennsylvania, Hospital & Healthcare Revenue, RB, Series B, Optional Put @ 100, 3.5%, 4/1/2006 (f)	250,000	251,095
Delaware County, Pennsylvania, Water & Sewer Revenue, Industrial Development Authority, RB, Series B, AMT, AMBAC, 3.75%, 6/1/2010	1,310,000	1,346,536
Delaware County, Senior Care Revenue, Elwyn Inc., Project, RB, Connie Lee Insured, 6.0%, 6/1/2011	2,750,000	3,107,225
Erie County, Pennsylvania, Hospital Authority Revenue, Hamot Medical Center Project, RB, ETM, 6.9%, 1/1/2005	470,000	486,906
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB, 5.75%, 3/15/2013	3,600,000	3,696,331
Fayette County, Pennsylvania, Hospital Authority, Uniontown Hospital, RB, Connie Lee Insured: 5.45%, 7/1/2006	10,000	10,224
5.55%, 6/15/2008	1,070,000	1,170,313
5.65%, 6/15/2009	1,135,000	1,232,247
Langhorne, Pennsylvania, Hospital Revenue, Franciscan Health, St. Mary Hospital Authority, RB, Series A, BIGI, 7.0%, 6/15/2015	1,770,000	1,813,277
Lehigh County, Pennsylvania, Hospital & Healthcare Revenue, General Purpose Authority, RB, AMBAC, 5.3%, 11/15/2005	565,000	578,063
McCandless, Pennsylvania, Sanitation Authority Sewer Revenue, RB, ETM, 6.75%, 11/15/2005	635,000	679,164
McKean County, Pennsylvania, Hospital & Healthcare Revenue, Hospital Authority, Bradford Hospital, RB, ACA, 6.1%, 10/1/2020	2,500,000	2,593,700
Mckeesport, Pennsylvania, Hospital Authority, RB, Prerefunded @100, 6.5%, 7/1/2008 (e)	1,000,000	1,073,800
Mifflin County, Pennsylvania, Hospital Authority, RB, RADIAN, 5.3%, 7/1/2005	140,000	148,245
Monroe County, Pennsylvania, Hospital Authority Revenue, RB, ETM, 6.625%, 11/15/2004	30,000	30,860
Monroeville, Pennsylvania, Hospital Authority, East Suburban Health Center Project, RB, Prerefunded @ 100, 7.6%, 7/1/2004 (e)	585,000	610,401
Pennsylvania Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., RB, 6.15%, 12/1/2020	1,000,000	1,004,000
Pennsylvania Finance Authority, Municipal Capital Imports Program, RB, Investment Agreement, 6.6%, 11/1/2009	7,140,000	7,282,800
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, Philadelphia College Text & Science, RB, 6.15%, 4/1/2004	250,000	254,218
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, University of The Arts, RB, RADIAN: 5.2%, 3/15/2010	245,000	245,321
5.25%, 3/15/2011	265,000	265,292
5.3%, 3/15/2012	265,000	265,257
Pennsylvania Higher Educational Facilities Authority, Health Services Revenue, RB, 5.0%, 11/15/2006	490,000	529,886
Pennsylvania Higher Educational Facilities Authority, Health Services Revenue, RB, MBIA, 5.0%, 11/15/2005	1,010,000	1,073,367
Pennsylvania Higher Educational Facility, Gwynedd Mercy College, RB, 5.0%, 11/1/2008	130,000	136,913
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 65A, AMT, 4.8%, 10/1/2022	190,000	194,328
Pennsylvania Housing Finance Authority, Rental Housing, RB, Series 50A, 5.35%, 10/1/2008	280,000	287,344
Pennsylvania, Higher Education Revenue, RB, LOC, Mandatory Put @ 100., 4.0%, 11/1/2005 (c)	250,000	262,633
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, RB: RADIAN, 5.15%, 9/15/2006	345,000	364,399
6.25%, 4/1/2005	265,000	279,541
6.35%, 4/1/2006	285,000	309,407
Pennsylvania Financing Authority Revenue, RB, AMT, ACA, 5.0%, 6/1/2010	2,500,000	2,643,075
Pennsylvania Higher Education Revenue, Higher Educational Facilities Authority, Series H8, RB, LOC, 5.0%, 5/1/2011	1,675,000	1,793,724
Pennsylvania, Project Revenue, RB, 6.0%, 1/1/2011 (g)	1,512,749	1,491,858
Pennsylvania, School District GO, 1.5%, 6/30/2004	400,000	400,512
Pennsylvania, State GO, Intergovernmental Cooperative Authority, 1.06%, 6/15/2022 (d)	13,800,000	13,800,000
Pennsylvania, Transportation/Tolls Revenue, Transportation Authority, RB, 5.75%, 12/1/2004	30,000	30,108
Pennsylvania, Water & Sewer Revenue, Turnpike Authority, RB, 1.8%, 9/1/2005	670,000	672,258
Philadelphia, Pennsylvania, Hospital and Higher Educational Facilities Authority, Frankford Hospital, RB, Series A, ETM, 6.0%, 6/1/2023	120,000	127,403
Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, RB, Prerefunded@ 100, 10.875%, 7/1/2005 (e)	85,000	96,864
Philadelphia, Pennsylvania, Industrial Development Revenue, Arbor House, RB, Series F, 2.75%, 7/1/2005 (g)	120,000	119,658
Philadelphia, Pennsylvania, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue, RB: Series A, 4.7%, 7/1/2013	330,000	321,968
Series C, 4.7%, 7/1/2013	315,000	307,333
Series E, 4.7%, 7/1/2013	375,000	365,873
Philadelphia, Pennsylvania, Industrial Development Revenue, Rieder House, Series B, RB, 2.75%, 7/1/2005 (g)	105,000	104,689
Philadelphia, Pennsylvania, Industrial Development Revenue, Saligman House, Series D, RB, 2.75%, 7/1/2005 (g)	100,000	99,731
Philadelphia, Pennsylvania, Multi-Family Housing Revenue, RB, Series A, AMT, 4.25%, 10/1/2016	1,370,000	1,324,941
Philadelphia, Pennsylvania, Multi-Family Housing Revenue, RB, Series B, AMT, 4.5%, 10/1/2013	1,520,000	1,483,125
Philadelphia, Pennsylvania, Redevelopment Authority, Multi-Family Housing Revenue, Schuylkill Apartments Project, RB, AMT, 5.1%, 12/1/2003	1,000,000	1,002,750
Pittsburgh, Pennsylvania, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A:
5.75%, 12/1/2006	1,115,000	1,178,633
6.0%, 12/1/2011	550,000	589,199
Pittsburgh, Pennsylvania, Multi-Family Housing Revenue, Urban Redevelopment Authority, RB, Series A, MBIA, 5.4%, 1/1/2022	1,960,000	1,960,608
Pittsburgh, Pennsylvania, Water & Sewer Authority, RB, ETM, FGIC, 7.625%, 9/1/2004	175,000	184,534
Pottsville, Pennsylvania, Hospital Authority, Pottsville Hospital & Warne Clinic, RB, 5.15%, 7/1/2009	680,000	650,631
Sayre, Pennsylvania, Hospital & Healthcare Revenue, Health Care Facilities Authority, RB, Series B, MBIA, 6.375%, 7/1/2022	915,000	930,381
Wayne Pike, Pennsylvania, Joint School Authority, RB, ETM, MBIA, 6.0%, 12/1/2007	330,000	350,186
Wilkes-Barre, Pennsylvania, General Municipal Authority, Misericordia College, RB, Series B, 7.75%, 12/1/2012	600,000	613,422
York County, Pennsylvania, Hospital & Healthcare Revenue, Lutheran Scoial Services, RB: 5.4%, 4/1/2004	500,000	506,270
5.6%, 4/1/2005	500,000	518,875
5.8%, 4/1/2006	500,000	530,895
York, Pennsylvania, Housing Redevelopment Mortgage Corp., RB, Series A, 6.875%, 11/1/2009	805,000	806,240
		80,697,619
Rhode Island 0.5%
Providence, Rhode Island, Redeveloping Agency, Industrial Development Revenue, COP, RADIAN: 3.0%, 9/1/2007	150,000	152,811
3.125%, 9/1/2008	855,000	863,986
3.375%, 9/1/2009	910,000	914,532
3.75%, 9/1/2010	925,000	932,353
Rhode Island Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, AKL Project, RB, AMT: 4.7%, 4/1/2005	175,000	180,892
4.8%, 4/1/2006	190,000	199,616
4.9%, 4/1/2007	185,000	196,008
5.0%, 4/1/2008	160,000	170,075
5.1%, 4/1/2009	210,000	222,718
5.2%, 4/1/2010	225,000	237,922
Rhode Island State Industrial Facility Corp., Crystal Thermoplastics Project, Series A, AMT, 6.9%, 8/1/2014	450,000	463,770
		4,534,683
South Carolina 0.9%
South Carolina Housing Finance & Development Authority, Multi-Family Housing, Bryton Point Apartments Project, RB, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	1,700,000	1,739,083
South Carolina Housing Finance & Development Authority, Multi-Family Housing, Hunting Ridge Apartments, RB, 6.75%, 6/1/2025	265,000	271,644
South Carolina Housing Finance & Development Authority, Runway Bay Apartments Projects, RB, 5.5%, 12/1/2005	235,000	242,915
South Carolina, Electric Revenue, Power Agency, America First South Carolina REIT Inc., RB, Series A, FGIC, 4.5%, 1/1/2009	4,215,000	4,358,647
South Carolina, Electric Revenue, Public Services Authority, RB, Series A, MBIA, 6.25%, 1/1/2022	1,500,000	1,654,380
		8,266,669
South Dakota 0.3%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, RB, ETM, 7.75%, 9/1/2007	140,000	158,766
South Dakota, Higher Education Revenue, University Housing and Auxiliary Facilities, RB, Series A, MBIA, 5.4%, 4/1/2014	1,000,000	1,015,230
South Dakota, Hospital & Healthcare Revenue, RB, AMBAC, 5.4%, 8/1/2013	1,150,000	1,272,198
South Dakota, Public Housing Revenue, Housing Development Authority, RB, Series B, 5.249%, 5/1/2017	435,000	450,978
		2,897,172
Tennessee 0.5%
Bristol, Tennessee, Health & Educational Facilities, RB, ETM, 6.9%, 1/1/2007	235,000	255,466
Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue, Arbors of Germantown Project, Gables Tennessee Properties, RB, Mandatory Put @ 100, 4.75%, 7/1/2004 (c)	3,705,000	3,760,130
Shelby County, Tennessee, Health Educational & Housing Facilities Board, RB, ETM, 6.5%, 4/1/2005	45,000	46,996
Shelby County, Tennessee, Multi-Family Housing, Windsor Apartments, RB, Series A, RADIAN, 6.5%, 10/1/2007	80,000	81,000
Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, RB, AMT, FNMA, 3.0%, 12/1/2009	330,000	331,406
		4,474,998
Texas 6.5%
Abilene, Texas, Waterworks and Sewer System, CTFS Obligation, GO: 3.2%, 2/15/2008 (d)	1,250,000	1,251,650
3.54%, 2/15/2009 (d)	1,100,000	1,101,760
Austin, Texas, Project Revenue, Series A, RB, AMBAC, 5.125%, 11/15/2014	530,000	539,174
Austin, Texas, Sports, Expo & Entertainment Revenue, Convention Enterprises Inc., RB, Series B, 5.75%, 1/1/2016	5,500,000	5,906,340
Bexar County, Texas, Single Family Housing Revenue, Single Family Mortgage, RB, Series C, GNMA, 5.5%, 3/1/2019 (g)	1,458,000	1,509,249
Collin County, Texas, Community College, RB, AMBAC, 5.15%, 2/1/2007	25,000	25,081
Garland, Texas, Multi-Family Housing Revenue, Health Facilities Development Corp., RB, FNMA, 1.05%, 11/15/2032 (d)	20,519,000	20,519,000
Gregg County, Texas, Housing Finance Corp., Summer Lake Project, RB, Series A, Mandatory Put @ 100, AXA, 6.4%, 3/1/2006 (c)	835,000	846,673
Harris County, Texas, Health Facilities Development Corp., Memorial Hospital System Project, RB, 7.125%, 6/1/2015	400,000	414,144
Harris County, Texas, Hospital & Healthcare Revenue, Health Facilities Development Corp., RB, Series A, 6.0%, 6/1/2009	210,000	242,218
Harris County, Texas, Hospital & Healthcare Revenue, RB, AMBAC, 7.4%, 2/15/2010	3,080,000	3,596,085
Harris County, Texas, Housing Finance Corp., Single Family Mortgage Revenue, RB, Series A, 7.75%, 9/1/2014 (g)	155,000	157,509
Harris County, Texas, Toll Road, RB, AMBAC, 5.3%, 8/15/2013	1,330,000	1,397,737
Houston, Texas, Housing Finance Corp., Texas, RB, Series A-1, 8.0%, 6/1/2014	20,000	20,080
Houston, Texas, Sewer Systems, RB, ETM, 5.4%, 10/1/2004	320,000	332,768
Houston, Texas, Water and Sewer System Revenue, RB, Series B, 6.75%, 12/1/2008	350,000	351,677
Lewisville, Texas, Core City GO, Combination Contract, ACA, 4.75%, 9/1/2012	2,255,000	2,322,109
Panhandle-Plains, Texas, Higher Education Authority, Student Loan Revenue, RB, AMT, 5.55%, 3/1/2005	300,000	300,423
Port Arthur, Texas, Housing Finance Corp. Mortgage Revenue, UDAG Projects, RB, Series A, 6.4%, 1/1/2028	820,000	837,597
Tarrant County, Multi-Family Housing Revenue, Housing Financial Corp., RB, Series A, AMT, GNMA, 3.7%, 12/20/2013	1,020,000	978,863
Tarrant County, Public Housing Revenue, Housing Finance Corp., RB, Series A, AMT, GNMA, 3.85%, 1/20/2013	1,050,000	1,038,240
Texas Affordable Housing Corp., Multi-Family Housing Revenue, American Opportunity Housing Portfolio, RB, MBIA, 4.05%, 9/1/2007	3,140,000	3,316,782
Texas Department Housing & Community Affairs, Multi-Family Housing, Meadow Ridge Apartments Project, RB, AMT, FNMA, 5.05%, 8/1/2008	715,000	715,901
Texas Gulf Coast Waste Disposal Authority, Champion International Corp., RB, AMT, 6.875%, 12/1/2028	3,000,000	3,066,150
Texas Public Finance Authority Building Revenue, Texas State Technical College, RB, MBIA, 6.1%, 8/1/2004	270,000	279,941
Texas Sabine River Authority, RB, Series A, 6.875%, 9/1/2008	500,000	508,545
Texas State Department Housing & Community Affairs, Volente Project, RB, AMT, FNMA, 5.0%, 7/1/2008	625,000	662,788
Texas, Multi-Family Housing Revenue, Multi-Family Housing & Community Affair, RB, Series A, FNMA, 1.05%, 2/1/2023 (d)	1,800,000	1,800,000
Texas, Multi-Family Housing Revenue, RB, Series A, 4.0%, 11/1/2006	1,990,000	2,006,795
Texas, Multi-Family Housing Revenue, Wintergreen Project, RB, GNMA, 4.85%, 9/20/2012	200,000	209,126
Texas, Pollution Control Revenue, River Authority, RB, 6.2%, 3/1/2020	60,000	62,743
Travis County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, Broadmoor Apartments Project, RB, AMT, FSA, 5.7%, 6/1/2006	725,000	767,413
		57,084,561
Utah 0.9%
Intermountain Power Agency, Utah, Power Supply Revenue, RB, Series A, ETM, MBIA, 6.15%, 7/1/2014	250,000	280,425
Ogden City, Utah, Housing Finance Corp., Section 8 Assisted Project, RB, Series A, FNMA, 5.5%, 7/1/2005	100,000	100,048
Utah, Single Family Housing Revenue, Mortgage Revenue, RB, Series G, AMT, 4.875%, 1/1/2019	3,000,000	3,072,000
Utah, Single Family Housing Revenue, RB, Series D-2, 5.0%, 7/1/2018	1,480,000	1,515,446
Utah, Single Family Housing Revenue, Single Family Mortgage, 3.875%, 7/1/2014	2,600,000	2,593,370
		7,561,289
Vermont 0.1%
Vermont, Higher Education Revenue, Education & Health Buildings Financial Agency, Norwich University Project, RB, 4.75%, 7/1/2004	150,000	152,630
Vermont, State GO, Series A, 6.3%, 1/15/2006	1,000,000	1,075,640
		1,228,270
Virginia 2.3%
Chesterfield, Virginia, Community GO, 6.1%, 7/15/2004	1,565,000	1,600,604
Franklin, Virginia, Core City GO, 4.875%, 10/1/2008 (g)	310,000	298,242
Harrisonburg, Virginia, Redevelopment & Housing Authority Multi-Family Housing Revenue, RB, FHLMC, 1.05%, 8/1/2032 (d)	3,800,000	3,800,000
Newport News, Virginia, School District (REV) Lease, School Board, COP: 2.5%, 11/1/2004	710,000	716,241
2.5%, 11/1/2005	750,000	758,580
2.5%, 11/1/2006	790,000	794,053
3.0%, 11/1/2007	835,000	845,705
3.2%, 11/1/2008	885,000	891,930
3.2%, 11/1/2009	940,000	927,207
3.3%, 11/1/2010	995,000	956,076
3.5%, 11/1/2011	1,055,000	1,004,086
3.65%, 11/1/2012	1,125,000	1,063,733
3.75%, 11/1/2013	1,195,000	1,121,627
4.0%, 11/1/2014	1,270,000	1,206,906
4.1%, 11/1/2015	1,930,000	1,827,765
Pulaski, Virginia, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007	45,000	50,146
Suffolk, Virginia, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, RB, ACA, 5.25%, 10/1/2018	1,570,000	1,605,639
Virginia Public School Authority, RB, 6.25%, 1/1/2004	500,000	502,700
Virginia Water & Sewer Systems Revenue, RB, Series B, 8.7%, 11/1/2011	275,000	276,702
		20,247,942
Washington 1.0%
King County, Washington, Public Housing Revenue, RB, Series A, RADIAN, 5.05%, 7/1/2013	3,400,000	3,521,550
Washington Housing Finance Authority, Nonprofit Housing Revenue, RB, Series B, ACA, 6.5%, 7/1/2008 (g)	1,065,000	1,146,196
Washington Housing Finance Communication, Multi-Family Revenue, Alderbrook Apartments Project, RB, Series A, Mandatory Put @ 100, AMT, LOC, 4.9%, 7/1/2008 (c)	3,000,000	3,066,540
Washington Housing Finance Communication, Multi-Family Revenue, Summit Apartments Project, RB, Series A, Mandatory Put @ 100, AMT, 4.9%, 7/1/2008 (c)	140,000	143,105
Washington Housing Finance, Single Family Program, RB, Series 4N, GNMA/FNMA, 5.55%, 12/1/2016	65,000	68,963
Washington Public Power Supply, System Nuclear Project No. 2 Revenue, RB, ETM, 6.4%, 7/1/2004	60,000	62,146
Washington Public Power Supply, System Nuclear Project No. 2 Revenue, RB, Series A, AMBAC, 5.6%, 7/1/2009	1,000,000	1,115,090
Washington, Hospital & Healthcare Revenue, Housing Financial Community Non-Profit, RB, Series A, 5.1%, 7/1/2010	60,000	62,292
		9,185,882
West Virginia 1.3%
Braxton County, West Virginia, Pollution Control Revenue, Solid Waste Disposal, RB, AMT, 6.125%, 4/1/2026	3,000,000	3,070,770
Braxton County, West Virginia, Resource Recovery Revenue, Solid Waste, RB, AMT, 6.5%, 4/1/2025	4,500,000	4,608,675
South Charleston, West Virginia, Pollution Control Revenue, Union Carbide Corp., RB, 7.625%, 8/1/2005	2,500,000	2,473,575
West Virginia Board of Regents, RB, ETM, 6.0%, 4/1/2004	130,000	132,700
Wood County, West Virginia, Building Community, St. Joseph's Hospital Parkersburg, RB, AMBAC, ETM, 6.625%, 1/1/2006	645,000	682,365
		10,968,085
Wisconsin 1.4%
Racine, Wisconsin, Water & Sewer Revenue, Waterworks, RB, 2.125%, 9/1/2005	7,400,000	7,451,206
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care Inc., RB, MBIA, 5.25%, 8/15/2017	2,125,000	2,255,794
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Hospital Sisters Services Inc., RB, MBIA, 5.375%, 6/1/2018	1,000,000	1,023,080
Wisconsin, Industrial Development Revenue, Community Development Authority, RB, Series B: 6.35%, 3/1/2007 (g)	150,000	157,415
6.65%, 3/1/2008 (g)	450,000	472,104
6.8%, 3/1/2009 (g)	450,000	473,949
6.9%, 3/1/2010 (g)	450,000	472,631
7.05%, 3/1/2011 (g)	50,000	52,322
		12,358,501
Total Investment Portfolio - 100.0% (Cost $874,133,068) (a)		878,061,832

(a) The cost for federal income tax purposes was $874,161,736. At October 31, 2003, net unrealized appreciation for all securities based on tax cost was $3,900,096. This consisted of aggregate gross unrealized appreciation of $7,361,235 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,461,139.
(b) Zero Coupon Security.
(c) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Investment Portfolio.
(d) Variable Rate Security. The rate reported on the Investment Portfolio is the rate in effect as of October 31, 2003.
(e) Prerefunded Security. The prerefunded date is shown as the maturity date on the Investment Portfolio.
(f) Optional Put Security. The optional put date is shown as the maturity date on the Investment Portfolio.
(g) Taxable Issue.
The following abbreviations are used in portfolio descriptions:
AMT	Income from security may be subject to alternative minimum tax
CMO	Collateralized Mortgage Obligations
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation
LOC	Letter of Credit
RB	Revenue Bond
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following organizations have provided underlying credit support for the securities as defined in the Investment Portfolio:

ACA	American Capital Access
AMBAC	AMBAC Assurance Corp.
AXA	AXA Reinsurance Company
BIGI	Bond Investors Guaranty Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
MBIA	Municipal Bond Investors Assurance
RADIAN	RADIAN Asset Assurance Incorporated

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2003
Assets	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Investments in securities, at value[a]	$ 438,984,849	$ 878,061,832
Cash	-	20,643
Receivable for investments sold	2,021,797	46,110,430
Receivable for Fund shares sold	750,551	3,954,732
Interest receivable	5,030,950	9,394,936
Other assets	6,603	33,877
Total assets	446,794,750	937,576,450
Liabilities
Accrued advisory fee	154,606	348,965
Payable for investments purchased	-	7,452,318
Notes payable	-	10,650,000
Dividends payable	209,585	189,832
Payable for Fund shares redeemed	2,709,020	2,147,280
Other accrued expenses and payables	151,049	426,378
Total liabilities	3,224,260	21,214,773
Net assets, at value	$ 443,570,490	$ 916,361,677
Net Assets
Net assets consist of: Undistributed (accumulated distributions in excess of) net investment income	24,982	(124,923)
Net unrealized appreciation (depreciation) on investments	12,965,321	3,928,764
Accumulated net realized gain (loss)	(7,524,043)	(4,047,962)
Paid-in capital	438,104,230	916,605,798
Net assets, at value	$ 443,570,490	$ 916,361,677

a Cost of $426,019,528 for Municipal Bond Fund and $874,133,068 for Short-Term Municipal Bond Fund.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2003 (continued)
Net Asset Value	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Class A Net assets applicable to shares outstanding	$ -	$ 125,953,958
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	12,161,332
Net Asset Value and redemption price per share	$ -	$ 10.36
Maximum offering price per share (100 / 98 of $10.36)	$ -	$ 10.57
Class B Net assets applicable to shares outstanding	$ -	$ 5,676,997
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	548,280
Net Asset Value, offering and redemption price per share	$ -	$ 10.35
Class C Net assets applicable to shares outstanding	$ -	$ 66,018,960
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	6,377,386
Net Asset Value and redemption price per share	$ -	$ 10.35
Institutional Class Net assets applicable to shares outstanding	$ 419,649,769	$ 541,713,050
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	37,417,019	52,317,576
Net Asset Value, offering and redemption price per share	$ 11.22	$ 10.35
Investment Class Net assets applicable to shares outstanding	$ 23,920,721	$ 176,998,712
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	2,127,693	17,111,297
Net Asset Value, offering and redemption price per share	$ 11.24	$ 10.34

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended October 31, 2003
Investment Income	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Income: Interest	$ 23,723,942	$ 23,282,287
Expenses: Advisory fee	1,799,178	2,711,345
Administration fees	539,758	813,411
Custodian fees	46,935	55,664
Distribution fee	-	309,358
Shareholder servicing fee	31,709	277,927
Auditing	31,105	53,681
Legal	13,316	23,507
Trustees' fees and expenses	15,369	12,628
Reports to shareholders	11,793	28,645
Registration fees	45,810	84,616
Interest expense	-	820
Other	30,110	18,132
Total expenses, before expense reductions	2,565,083	4,389,734
Expense reductions	(74,721)	(111,365)
Total expenses, after expense reductions	2,490,362	4,278,369
Net investment income	21,233,580	19,003,918
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,136,134	(2,044,112)
Net unrealized appreciation (depreciation) during the period on investments	(446,023)	(61,520)
Net gain (loss) on investment transactions	690,111	(2,105,632)
Net increase (decrease) in net assets resulting from operations	$ 21,923,691	$ 16,898,286

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Municipal Bond Fund
	Years Ended October 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 21,233,580	$ 21,244,128
Net realized gain (loss) on investment transactions	1,136,134	482,210
Net unrealized appreciation (depreciation) on investment transactions during the period	(446,023)	182,534
Net increase (decrease) in net assets resulting from operations	21,923,691	21,908,872
Distributions to shareholders from: Net investment income: Institutional Class	(20,325,432)	(20,589,257)
Investment Class	(847,167)	(654,869)
Fund share transactions: Proceeds from shares sold	134,298,285	160,527,903
Reinvestment of distributions	19,571,103	18,499,847
Cost of shares redeemed	(179,765,244)	(166,646,056)
Net increase (decrease) in net assets from Fund share transactions	(25,895,856)	12,381,694
Increase (decrease) in net assets	(25,144,764)	13,046,440
Net assets at beginning of period	468,715,254	455,668,814
Net assets at end of period (including undistributed net investment income of $24,982 and accumulated distributions in excess of net investment income of $35,999, respectively)	$ 443,570,490	$ 468,715,254

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Short-Term Municipal Bond Fund
	Years Ended October 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 19,003,918	$ 9,213,382
Net realized gain (loss) on investment transactions	(2,044,112)	(508,313)
Net unrealized appreciation (depreciation) on investment transactions during the period	(61,520)	961,612
Net increase (decrease) in net assets resulting from operations	16,898,286	9,666,681
Distributions to shareholders from: Net investment income: Class A	(1,129,929)	-
Class B	(31,136)	-
Class C	(374,567)	-
Institutional Class	(14,381,208)	(8,521,613)
Investment Class	(3,094,121)	(806,420)
Fund share transactions: Proceeds from shares sold	973,287,964	338,672,543
Reinvestment of distributions	14,375,598	7,516,607
Cost of shares redeemed	(436,024,963)	(140,530,288)
Net increase (decrease) in net assets from Fund share transactions	551,638,599	205,658,862
Increase (decrease) in net assets	549,525,924	205,997,510
Net assets at beginning of period	366,835,753	160,838,243
Net assets at end of period (including accumulated distributions in excess of net investment income of $124,923 and $117,880, respectively)	$ 916,361,677	$ 366,835,753

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Municipal Bond Fund

Institutional Class
Years Ended October 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Income from investment operations:
Net investment income	.53	.53	.53	.56	.51
Net realized and unrealized gain (loss) on investment transactions	.02	.02	.41	.11	(.59)
Total from investment operations	.55	.55	.94	.67	(.08)
Less distributions from: Net investment income	(.53)	(.53)	(.53)	(.56)	(.51)
Net realized gains on investment transactions	-	-	-	-	(.05)
Total distributions	(.53)	(.53)	(.53)	(.56)	(.56)
Net asset value, end of period	$ 11.22	$ 11.20	$ 11.18	$ 10.77	$ 10.66
Total Return (%)[a]	5.01	5.04	8.90	6.45	(.78)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	420	454	442	515	623
Ratio of expenses before expense reductions (%)	.56	.58	.57	.59	.58
Ratio of expenses after expense reductions (%)	.55	.55	.55	.55	.55
Ratio of net investment income (%)	4.72	4.76	4.80	5.25	4.62
Portfolio turnover rate (%)	18	17	27	29	27
[a] Total return would have been lower had certain expenses not been reduced.

Scudder Municipal Bond Fund

Investment Class
Years Ended October 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Income from investment operations:
Net investment income	.51	.50	.50	.53	.49
Net realized and unrealized gain (loss) on investment transactions	.04	.02	.41	.11	(.59)
Total from investment operations	.55	.52	.91	.64	(.10)
Less distributions from: Net investment income	(.51)	(.50)	(.50)	(.53)	(.49)
Net realized gains on investment transactions	-	-	-	-	(.05)
Total distributions	(.51)	(.50)	(.50)	(.53)	(.54)
Net asset value, end of period	$ 11.24	$ 11.20	$ 11.18	$ 10.77	$ 10.66
Total Return (%)[a]	4.97	4.77	8.63	6.21	(1.01)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	14	13	12	7
Ratio of expenses before expense reductions (%)	.73	.83	.82	.83	.82
Ratio of expenses after expense reductions (%)	.56	.79	.80	.80	.80
Ratio of net investment income (%)	4.71	4.52	4.55	5.01	4.33
Portfolio turnover rate (%)	18	17	27	29	27
[a] Total return would have been lower had certain expenses not been reduced.

Scudder Short-Term Municipal Bond Fund

Class A
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.40
Income from investment operations: Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.04)
Total from investment operations	.14
Less distributions from: Net investment income	(.18)
Net asset value, end of period	$ 10.36
Total Return (%)[b]	1.31**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	126
Ratio of expenses (%)	.80*
Ratio of net investment income (loss) (%)	2.34*
Portfolio turnover rate (%)	34*
[a] For the period from February 28, 2003 (commencement of operations of Class A shares) to October 31, 2003.
[b] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Short-Term Municipal Bond Fund

Class B
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.40
Income from investment operations: Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(.05)
Total from investment operations	.07
Less distributions from: Net investment income	(.12)
Net asset value, end of period	$ 10.35
Total Return (%)[b]	.81**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6
Ratio of expenses (%)	1.54*
Ratio of net investment income (%)	1.61*
Portfolio turnover rate (%)	34*
[a] For the period from February 28, 2003 (commencement of operations of Class B shares) to October 31, 2003.
[b] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Short-Term Municipal Bond Fund

Class C
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.40
Income from investment operations: Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(.05)
Total from investment operations	.07
Less distributions from: Net investment income	(.12)
Net asset value, end of period	$ 10.35
Total Return (%)[b]	.71**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66
Ratio of expenses (%)	1.54*
Ratio of net investment income (%)	1.61*
Portfolio turnover rate (%)	34*
[a] For the period from February 28, 2003 (commencement of operations of Class C shares) to October 31, 2003.
[b] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Short-Term Municipal Bond Fund

Institutional Class
Years Ended October 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.34	$ 10.33	$ 10.16	$ 10.11	$ 10.37
Income from investment operations:
Net investment income	.31	.41	.47	.50	.40
Net realized and unrealized gain (loss) on investment transactions	.01	.01	.17	.05	(.26)
Total from investment operations	.32	.42	.64	.55	.14
Less distributions from: Net investment income	(.31)	(.41)	(.47)	(.50)	(.40)
Net asset value, end of period	$ 10.35	$ 10.34	$ 10.33	$ 10.16	$ 10.11
Total Return (%)[a]	3.14	4.29	6.40	5.52	1.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	542	317	155	192	107
Ratio of expenses before expense reductions (%)	.56	.60	.62	.71	.80
Ratio of expenses after expense reductions (%)	.55	.55	.55	.55	.55
Ratio of net investment income (%)	2.92	3.88	4.60	5.26	3.92
Portfolio turnover rate (%)	34	34	63	52	64
[a] Total returns would have been lower had certain expenses not been reduced.

Scudder Short-Term Municipal Bond Fund

Investment Class
Years Ended October 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.32	$ 10.16	$ 10.11	$ 10.37
Income from investment operations:
Net investment income	.29	.39	.44	.47	.37
Net realized and unrealized gain (loss) on investment transactions	.01	.01	.16	.05	(.26)
Total from investment operations	.30	.40	.60	.52	.11
Less distributions from: Net investment income	(.29)	(.39)	(.44)	(.47)	(.37)
Net asset value, end of period	$ 10.34	$ 10.33	$ 10.32	$ 10.16	$ 10.11
Total Return (%)[a]	3.06	3.93	6.03	5.24	1.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	177	50	6.19		.27
Ratio of expenses before expense reductions (%)	.75	.85	.87	.96	1.00
Ratio of expenses after expense reductions (%)	.71	.80	.80	.80	.80
Ratio of net investment income (%)	2.76	3.59	3.95	4.78	3.91
Portfolio turnover rate (%)	34	34	63	52	64
[a] Total returns would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

Municipal Bond Fund and Short-Term Municipal Bond Fund ("Scudder Municipal Bond Fund" and "Scudder Short-Term Municipal Bond Fund" or the "Funds"), are each a diversified series of Scudder MG Investments Trust (formerly Morgan Grenfell Investment Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust.

The Municipal Bond Fund offers two classes of shares to investors: Institutional Class shares and Investment Class shares. The Short-Term Municipal Bond Fund offers five classes of shares to investors: Class A shares, Class B shares, Class C shares, Institutional Class shares and Investment Class shares.

These multiple classes of shares provide investors with different purchase options. On February 28, 2003, the Short-Term Municipal Bond Fund commenced offering Class A, B and C shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Investment Class shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices, obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At October 31, 2003, Scudder Municipal Bond Fund had net tax basis capital loss carryforward of approximately $7,523,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008, the expiration date, whichever occurs first.

At October 31, 2003, Scudder Short-Term Municipal Bond Fund had net tax basis capital loss carryforward of approximately $4,019,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008 ($1,488,000), October 31, 2010 ($506,000) and October 31, 2011 ($2,025,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At October 31, 2003, each Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Undistributed tax-exempt income*	$ 236,549	$ 67,419
Undistributed net long-term capital gains	$ -	$ -
Capital loss carryforwards	$ (7,523,000)	$ (4,019,000)
Net unrealized appreciation (depreciation) on investments	$ 12,963,956	$ 3,900,096

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Year Ended October 31, 2003: Tax-exempt income:	$ 21,172,599	$ 16,800,871
Ordinary income*:	-	2,210,090
Year Ended October 31, 2002: Tax-exempt income:	$ 21,079,372	$ 9,223,176
Ordinary income*:	164,754	104,857

* For tax purposes short-term capital gains distributions are considered ordinary taxable income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Municipal Bond Fund	$ 78,255,878	$ 100,766,319
Short-Term Municipal Bond Fund	$ 754,374,353	$ 211,113,215

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for each Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of each Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administration Fee") of 0.12% of the average daily net assets of each Fund, computed and accrued daily and payable monthly. For the year ended October 31, 2003, the Administration Fee was as follows:

Administration Fee	Total Aggregated	Unpaid at October 31, 2003
Municipal Bond Fund	$ 539,758	$ 45,362
Short-Term Municipal Bond Fund	$ 813,411	$ 119,813

For the year ended October 31, 2003, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Class A	-	.80%
Class B	-	1.55%
Class C	-	1.55%
Institutional Class	.55%	.55%
Investment Class	.80%	.80%

Under these agreements, the Administrator waived and absorbed $43,596 and $60,796 of expenses of the Municipal Bond Fund and Short-Term Municipal Bond Fund, respectively. In addition, the Advisor waived $31,125 and $50,569 of prior period shareholder servicing fees for the Investment Class of the Municipal Bond Fund and Short-Term Municipal Bond Fund, respectively.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B and C shares. For the year ended October 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at October 31, 2003
Short-Term Municipal Bond Fund Class A	$ 119,853	$ 39,187
Class B	14,479	3,461
Class C	175,026	40,824
	$ 309,358	$ 83,472

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class B, C and Investment Class shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2003, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at October 31, 2003	Effective Rate
Short-Term Municipal Bond Fund Class B	$ 4,477	$ 1,202.23%
Class C	54,346	14,339.23%
Investment Class	219,104	152,983.19%
	$ 277,927	$ 168,524
Municipal Bond Fund Investment Class	$ 31,709	$ 26,970.17

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares of the Short-Term Municipal Bond Fund. There were no underwriting commissions paid in connection with the distribution of Class A and C shares for the period from February 28, 2003 to October 31, 2003.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the period from February 28, 2003 to October 31, 2003, the CDSC for Class B and C shares was $6,661 and $10,493, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2003, SDI received $14,247.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

D. Share Transactions

Scudder Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2003		Year Ended October 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Class	10,521,785	$ 118,396,378	13,268,639	$ 147,747,024
Investment Class	1,406,437	15,901,907	1,150,972	12,780,879
		$ 134,298,285		$ 160,527,903
Shares issued to shareholders in reinvestment of distributions
Institutional Class	1,665,882	$ 18,734,982	1,609,697	$ 17,882,817
Investment Class	74,240	836,121	55,526	617,030
		$ 19,571,103		$ 18,499,847
Shares redeemed
Institutional Class	(15,333,882)	$ (172,575,124)	(13,890,651)	$ (154,431,053)
Investment Class	(641,210)	(7,190,120)	(1,099,615)	(12,215,003)
		$ (179,765,244)		$ (166,646,056)
Net increase (decrease)
Institutional Class	(3,146,215)	$ (35,443,764)	987,685	$ 11,198,788
Investment Class	839,467	9,547,908	106,883	1,182,906
		$ (25,895,856)		$ 12,381,694

Scudder Short-Term Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2003		Year Ended October 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A*	14,457,798	$ 150,323,772	-	$ -
Class B*	576,478	5,991,147	-	-
Class C*	7,347,569	76,364,682	-	-
Institutional Class	50,123,786	520,545,708	26,851,819	277,034,107
Investment Class	21,207,325	220,062,655	5,972,981	61,638,436
		$ 973,287,964		$ 338,672,543
Shares issued to shareholders in reinvestment of distributions
Class A*	67,733	$ 702,294	-	$ -
Class B*	1,806	18,713	-	-
Class C*	24,019	248,869	-	-
Institutional Class	1,214,588	12,599,609	718,970	7,412,454
Investment Class	77,742	806,113	10,082	104,153
		$ 14,375,598		$ 7,516,607
Shares redeemed
Class A*	(2,364,199)	$ (24,521,641)	-	$ -
Class B*	(30,004)	(310,682)	-	-
Class C*	(994,202)	(10,288,481)	-	-
Institutional Class	(29,706,528)	(307,906,717)	(11,851,002)	(122,061,361)
Investment Class	(8,964,496)	(92,997,442)	(1,791,111)	(18,468,927)
		$ (436,024,963)		$ (140,530,288)
Net increase (decrease)
Class A*	12,161,332	$ 126,504,425	-	$ -
Class B*	548,280	5,699,178	-	-
Class C*	6,377,386	66,325,070	-	-
Institutional Class	21,631,846	225,238,600	15,719,787	162,385,200
Investment Class	12,320,571	127,871,326	4,191,952	43,273,662
		$ 551,638,599		$ 205,658,862

* For the period from February 28, 2003 (commencement of operations for Class A, B and C shares) to October 31, 2003.

E. Line of Credit

Prior to April 11, 2003, each Fund and several other affiliated funds (the "Participants") shared in a $50 million revolving credit facility administered by Bank of Nova Scotia for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated, pro rata based upon net assets, among each of the Participants. Interest was calculated at the Federal Funds Rate plus 1.0 percent.

Effective April 11, 2003, the Funds entered into a new revolving credit facility administered by JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the Funds advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Municipal Bond Fund and Short-Term Municipal Bond Fund may borrow up to a maximum of 10 and 33 percent, respectively, of their net assets under the agreement. At the end of the period, $10,650,000 was outstanding for Short-Term Municipal Bond Fund. Interest expense incurred on the borrowings amounted to $820 for the year ended October 31, 2003. The average dollar amount of the borrowings was $9,983,333 and the weighted average interest rate on these borrowings was 1.541%.

F. Other Information

Effective April 7, 2003, State Street Bank and Trust Company ("State Street") is each Fund's custodian. Prior to April 7, 2003, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02110, served as custodian for each Fund.

Report of Independent Auditors

To the Trustees of Scudder MG Investments Trust (formerly Morgan Grenfell Investment Trust) and Shareholders of Municipal Bond Fund and Short-Term Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Bond Fund and Short-Term Municipal Bond Fund ((two of the Funds comprising Scudder MG Investments Trust (formerly Morgan Grenfell Investment Trust), hereafter referred to as the "Funds")) at October 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts December 24, 2003	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the Scudder Municipal Bond Fund, for the taxable year ended October 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes. Of the dividends paid from net investment income for the Scudder Short-Term Municipal Bond Fund, for the taxable year ended October 31, 2003, 89% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2000 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Soundview Technology Group Inc. (investment banking) (July 1998 to present), Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 1993	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988-1994); Director, ISI Family of Funds (registered investment companies) (1997-1999) and Director, The Glenmede Trust Company (investment trust and wealth management) (1994-2002).	66
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 1993	Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (since November 1989); Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1982 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment company) (June 1994-November1998).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Trustee since 2002	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
201

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Trustee.
Brenda Lyons[5] 2/21/63 President, 2003-present	Managing Director, Deutsche Asset Management
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Daniel O. Hirsch 3/27/54 Vice President since 2003 and Secretary since 1999	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Charles A. Rizzo[5] 8/5/57 Treasurer and Chief Financial Officer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[5] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[5] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[5] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[5] 8/23/62 Assistant Secretary since 2003	Director, Deutsche Asset Management.
Caroline Pearson[5] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.
Bruce A. Rosenblum 9/14/60 Assistant Secretary since 2002	Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder MG Investments Trust of which these funds are a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Account Management Resources

For shareholders of Classes A, B, C, Institutional and Investment

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

		Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Class A	Nasdaq Symbol	N/A	SRMAX
	CUSIP Number	N/A	81116P 725
	Fund Number	N/A	436
Class B	Nasdaq Symbol	N/A	SRMBX
	CUSIP Number	N/A	81116P 717
	Fund Number	N/A	636
Class C	Nasdaq Symbol	N/A	SRMCX
	CUSIP Number	N/A	81116P 691
	Fund Number	N/A	736
Class Institutional	Nasdaq Symbol	MGMBX	MGSMX
	CUSIP Number	81116P 782	81116P 683
	Fund Number	528	536
Class Investment	Nasdaq Symbol	MMBSX	MSMSX
	CUSIP Number	81116P 774	81116P 675
	Fund Number	818	819

ITEM 2.         CODE OF ETHICS.

As of the end of the period, October 31, 2003, the Scudder MG Investments Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               December 22, 2003
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Term Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               December 22, 2003
                                    ---------------------------